UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21673

                    THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2007

                   Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolio
U.S. Value Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
Financial - 34.2%
Banks - NYC - 7.8%
The Bank of New York Co., Inc                           496,200   $   17,634,948
CIT Group, Inc.                                          97,300        5,060,573
Citigroup, Inc.                                       1,635,000       81,079,650
JPMorgan Chase & Co.                                  1,189,900       55,068,572
                                                                  --------------
                                                                     158,843,743
                                                                  --------------
Finance - Personal Loans - 0.6%
Countrywide Financial Corp.                             304,000       12,074,880
                                                                  --------------
Life Insurance - 2.2%
Genworth Financial, Inc.-Class A                        381,600       12,516,480
MetLife, Inc.                                           276,650       16,247,654
Prudential Financial, Inc.                               42,800        3,487,344
Torchmark Corp.                                         101,400        6,410,508
UnumProvident Corp.                                     342,700        7,018,496
                                                                  --------------
                                                                      45,680,482
                                                                  --------------
Major Regional Banks - 8.8%
Bank of America Corp.                                 1,327,994       71,512,477
BB&T Corp.                                               32,700        1,406,427
Comerica, Inc.                                          198,600       11,568,450
Huntington Bancshares, Inc.                             403,400        9,806,654
Keycorp                                                  89,900        3,245,390
Mellon Financial Corp.                                  308,300       12,402,909
National City Corp.                                     442,800       15,985,080
SunTrust Banks, Inc.                                     99,200        8,099,680
U.S. Bancorp                                            336,000       11,303,040
Wachovia Corp.                                          335,400       18,175,326
Wells Fargo & Co.                                       449,200       15,829,808
                                                                  --------------
                                                                     179,335,241
                                                                  --------------
Miscellaneous Financial - 4.3%
Federated Investors, Inc.-Class B                       103,400        3,430,812
Goldman Sachs Group, Inc.                                25,000        4,870,000
Janus Capital Group, Inc.                               373,650        7,570,149
MBIA, Inc.                                              201,400       14,027,510
Merrill Lynch & Co., Inc.                               389,500       34,053,985
MGIC Investment Corp.                                   182,500       10,577,700
Morgan Stanley                                          135,100       10,289,216
Waddell & Reed Financial, Inc.-Class A                  151,300        3,771,909
                                                                  --------------
                                                                      88,591,281
                                                                  --------------

Multi-Line Insurance - 3.2%
American International Group, Inc.                      702,200       49,378,704
Hartford Financial Services Group, Inc.                 174,600       14,973,696
                                                                  --------------
                                                                      64,352,400
                                                                  --------------
Property - Casualty Insurance - 4.0%
ACE, Ltd.                                               145,900        8,292,956
Allstate Corp.                                           97,050        6,160,734
Chubb Corp.                                             296,800       15,362,368
Old Republic International Corp.                        496,200       11,189,310
PartnerRe, Ltd.                                          66,100        4,608,492
RenaissanceRe Holdings, Ltd.                            128,700        7,577,856
The St. Paul Travelers Cos. Inc.                        397,186       20,578,207
XL Capital, Ltd.-Class A                                124,300        8,840,216
                                                                  --------------
                                                                      82,610,139
                                                                  --------------
Savings & Loan - 3.3%
Astoria Financial Corp.                                  56,800        1,698,320
Federal Home Loan Mortgage Corp.                        330,500       22,196,380
Federal National Mortgage Association                   459,400       26,199,582
Washington Mutual, Inc.                                 405,200       17,699,136
                                                                  --------------
                                                                      67,793,418
                                                                  --------------
                                                                     699,281,584
                                                                  --------------
Energy - 12.5%
Gas Pipelines - 0.0%
El Paso Corp.                                            56,000          817,600
                                                                  --------------
Offshore Drilling - 1.2%
Diamond Offshore Drilling, Inc.                          54,200        4,207,004
ENSCO International, Inc.                                78,200        4,055,452
GlobalSantaFe Corp.                                     117,000        7,020,000
Noble Corp.                                              69,500        5,368,875
Rowan Cos., Inc.                                        126,800        4,567,336
                                                                  --------------
                                                                      25,218,667
                                                                  --------------
Oils - Integrated Domestic - 2.9%
ConocoPhillips                                          365,500       24,598,150
Marathon Oil Corp.                                      233,500       22,037,730
Occidental Petroleum Corp.                               71,200        3,584,208
Total SA (ADR)                                          120,200        8,589,492
                                                                  --------------
                                                                      58,809,580
                                                                  --------------
Oils - Integrated International - 8.4%
BP PLC (ADR)                                            135,600        9,231,648
Chevron Corp.                                           610,100       44,122,432
Exxon Mobil Corp.                                     1,531,400      117,626,834
                                                                  --------------
                                                                     170,980,914
                                                                  --------------
                                                                     255,826,761
                                                                  --------------
Consumer Staples - 10.9%
Beverages - Soft, Lite & Hard - 0.7%
The Coca-Cola Co.                                       101,400        4,748,562
Molson Coors Brewing Co.-Class B                         18,900        1,343,412
PepsiCo, Inc.                                           124,100        7,690,477
                                                                  --------------
                                                                      13,782,451
                                                                  --------------

Foods - 3.0%
Bunge, Ltd.                                              53,800        3,792,900
ConAgra Foods, Inc.                                     419,900       10,791,430
General Mills, Inc.                                     198,500       11,106,075
Kellogg Co.                                             210,100       10,458,778
Kimberly-Clark Corp.                                    200,000       13,294,000
Kraft Foods, Inc.-Class A                                32,700        1,146,135
Sara Lee Corp.                                          654,400       10,849,952
                                                                  --------------
                                                                      61,439,270
                                                                  --------------
Restaurants - 1.1%
McDonald's Corp.                                        556,700       23,364,699
                                                                  --------------
Retail Stores - Food - 0.9%
Kroger Co.                                              398,300        8,547,518
Safeway, Inc.                                           317,400        9,779,094
                                                                  --------------
                                                                      18,326,612
                                                                  --------------
Soaps - 2.9%
Clorox Co.                                              152,900        9,785,600
Colgate-Palmolive Co.                                   180,200       11,722,010
Procter & Gamble Co.                                    590,100       37,052,379
                                                                  --------------
                                                                      58,559,989
                                                                  --------------
Sugar Refiners - 0.0%
Archer-Daniels-Midland Co.                               33,000        1,158,300
                                                                  --------------
Tobacco - 2.3%
Altria Group, Inc.                                      447,150       37,654,502
UST, Inc.                                               173,900        9,734,922
                                                                  --------------
                                                                      47,389,424
                                                                  --------------
                                                                     224,020,745
                                                                  --------------
Consumer Growth - 9.3%
Advertising - 0.4%
Interpublic Group of Cos., Inc. (a)                     611,100        7,314,867
                                                                  --------------
Drugs - 4.7%
Merck & Co. Inc.                                        643,200       28,628,832
Pfizer, Inc.                                          2,489,800       68,444,602
                                                                  --------------
                                                                      97,073,434
                                                                  --------------
Entertainment - 2.7%
CBS Corp.-Class B                                       540,000       16,065,000
Time Warner, Inc.                                     1,335,900       26,905,026
Viacom, Inc.-Class B (a)                                128,000        4,801,280
Walt Disney Co.                                         198,900        6,573,645
                                                                  --------------
                                                                      54,344,951
                                                                  --------------
Hospital Management - 0.1%
Tenet Healthcare Corp. (a)                              157,800        1,118,802
                                                                  --------------
Other Medical - 0.3%
AmerisourceBergen Corp.-Class A                         156,700        7,206,633
                                                                  --------------
Radio - TV Broadcasting - 1.1%
Comcast Corp.-Class A (a)                               403,800       16,337,748
Comcast Corp.-Special-Class A (a)                       148,950        5,999,706
                                                                  --------------
                                                                      22,337,454
                                                                  --------------
                                                                     189,396,141
                                                                  --------------

Utilities - 9.1%
Electric Companies - 2.0%
Allegheny Energy, Inc. (a)                               53,400        2,368,824
Alliant Energy Corp.                                     17,600          684,640
Constellation Energy Group, Inc.                         34,350        2,356,754
Dominion Resources, Inc.                                189,300       15,284,082
Entergy Corp.                                           143,700       13,122,684
Northeast Utilities                                     137,900        3,865,337
Wisconsin Energy Corp.                                   85,125        3,982,147
                                                                  --------------
                                                                      41,664,468
                                                                  --------------
Telephone - 7.1%
American Tower Corp.-Class A (a)                         90,000        3,408,300
AT&T, Inc.                                            1,358,800       46,076,908
BellSouth Corp.                                         537,400       23,962,666
Crown Castle International Corp. (a)                    287,600        9,910,696
Embarq Corp.-Class W                                     38,305        1,970,792
Sprint Corp.                                          1,100,900       21,478,559
Verizon Communications, Inc.                          1,102,800       38,531,832
                                                                  --------------
                                                                     145,339,753
                                                                  --------------
                                                                     187,004,221
                                                                  --------------
Capital Equipment - 6.9%
Aerospace & Defense - 0.6%
Boeing Co.                                              126,400       11,190,192
                                                                  --------------
Auto Trucks - Parts - 0.8%
Cummins, Inc.                                            85,100       10,205,192
Eaton Corp.                                              81,900        6,312,852
                                                                  --------------
                                                                      16,518,044
                                                                  --------------
Defense - 1.1%
Lockheed Martin Corp.                                   108,700        9,831,915
Northrop Grumman Corp.                                  200,900       13,446,237
                                                                  --------------
                                                                      23,278,152
                                                                  --------------
Electrical Equipment - 3.4%
Cooper Industries, Ltd.-Class A                          54,800        5,010,912
General Electric Co.                                  1,853,700       65,398,536
                                                                  --------------
                                                                      70,409,448
                                                                  --------------
Miscellaneous Capital Goods - 1.0%
Ingersoll-Rand Co. Ltd.-Class A                         144,000        5,617,440
SPX Corp.                                               132,300        8,084,853
Textron, Inc.                                            72,800        7,094,360
                                                                  --------------
                                                                      20,796,653
                                                                  --------------
                                                                     142,192,489
                                                                  --------------
Consumer Cyclicals - 5.7%
Autos & Auto Parts OEMS - 2.1%
American Axle & Manufacturing Holdings, Inc.             11,000          201,300
Autoliv, Inc.                                           162,800        9,541,708
BorgWarner, Inc.                                        121,100        6,999,580
DaimlerChrysler AG                                      159,000        9,266,520
Magna International, Inc.-Class A                       109,000        8,377,740
Toyota Motor Corp. (ADR)                                 76,500        9,183,825
                                                                  --------------
                                                                      43,570,673
                                                                  --------------

Broadcasting & Publishing - 0.1%
Idearc, Inc. (a)                                         55,140        1,518,556
                                                                  --------------
Household - Appliances/Durables - 0.5%
Black & Decker Corp.                                    123,600       10,614,768
                                                                  --------------
Miscellaneous Consumer Cyclicals - 0.1%
Newell Rubbermaid, Inc.                                  90,900        2,589,741
                                                                  --------------
Retailers - 2.0%
Dollar Tree Stores, Inc. (a)                            107,900        3,238,079
The Gap, Inc.                                           540,300       10,114,416
Limited Brands Inc.                                     282,000        8,936,580
Office Depot, Inc. (a)                                  309,400       11,713,884
Saks, Inc.                                              299,500        6,145,740
                                                                  --------------
                                                                      40,148,699
                                                                  --------------
Textiles/Shoes - Apparel Manufacturing - 0.4%
Jones Apparel Group, Inc.                               136,600        4,589,760
VF Corp.                                                 51,775        4,058,642
                                                                  --------------
                                                                       8,648,402
                                                                  --------------
Toys - 0.5%
Mattel, Inc.                                            455,500        9,998,225
                                                                  --------------
                                                                     117,089,064
                                                                  --------------
Technology - 4.9%
Communication - Equipment Manufacturers - 0.6%
Nokia OYJ (ADR)                                         379,300        7,669,446
Tellabs, Inc. (a)                                       467,600        4,694,704
                                                                  --------------
                                                                      12,364,150
                                                                  --------------
Computer Services/Software - 1.7%
Accenture Ltd.-Class A                                  235,400        7,932,980
Ceridian Corp. (a)                                      204,800        5,019,648
Electronic Data Systems Corp.                           458,600       12,446,404
Microsoft Corp.                                         336,800        9,878,344
                                                                  --------------
                                                                      35,277,376
                                                                  --------------
Computer/Instrumentation - 0.6%
Celestica, Inc. (a)                                     339,400        3,098,722
Flextronics International, Ltd. (a)                     319,100        3,589,875
Sanmina-SCI Corp. (a)                                   599,600        2,218,520
Solectron Corp. (a)                                     959,100        3,193,803
                                                                  --------------
                                                                      12,100,920
                                                                  --------------
Computers - 1.4%
Hewlett-Packard Co.                                     364,200       14,371,332
International Business Machines Corp.                   149,800       13,769,616
                                                                  --------------
                                                                      28,140,948
                                                                  --------------
Miscellaneous Industrial Technology - 0.3%
Arrow Electronics, Inc. (a)                             136,200        4,325,712
Tech Data Corp. (a)                                      42,875        1,793,032
                                                                  --------------
                                                                       6,118,744
                                                                  --------------

Semiconductors - 0.3%
Agere Systems, Inc.-Class A (a)                         328,130        5,880,090
                                                                  --------------
                                                                      99,882,228
                                                                  --------------
Industrial Resources - 3.8%
Chemicals - 2.1%
Avery Dennison Corp.                                    149,100       10,059,777
Dow Chemical Co.                                        171,400        6,857,714
E.I. Du Pont de Nemours & Co.                           164,400        7,715,292
Hercules, Inc. (a)                                       63,825        1,189,060
Lubrizol Corp.                                          123,500        5,846,490
PPG Industries, Inc.                                    163,400       10,506,620
                                                                  --------------
                                                                      42,174,953
                                                                  --------------
Containers - Metal/Glass/Paper - 1.0%
Crown Holdings, Inc. (a)                                374,900        7,722,940
Owens-Illinois, Inc. (a)                                275,200        5,201,280
Sonoco Products Co.                                     210,400        7,782,696
                                                                  --------------
                                                                      20,706,916
                                                                  --------------
Paper - 0.2%
Smurfit-Stone Container Corp. (a)                       439,600        4,716,908
                                                                  --------------
Steel - 0.5%
Mittal Steel Co NV                                      250,200       10,310,742
                                                                  --------------
                                                                      77,909,519
                                                                  --------------
Services - 0.9%
Railroads - 0.9%
CSX Corp.                                               245,400        8,800,044
Norfolk Southern Corp.                                  178,300        8,781,275
                                                                  --------------
                                                                      17,581,319
                                                                  --------------
Total Common Stocks
   (cost $1,713,265,657)                                           2,010,184,071
                                                                  --------------

                                                      Principal
                                                        Amount
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Euro Dollar
   4.60%, 12/01/06
   (cost $30,789,000)                                  $ 30,789       30,789,000
                                                                  --------------
Total Investments - 99.7%
   (cost $1,744,054,657)                                           2,040,973,071
Other assets less liabilities - 0.3%                                   6,748,954
                                                                  --------------
Net Assets - 100.0%                                               $2,047,722,025
                                                                  --------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Pooling Portfolios
U.S. Large Cap Growth Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
Technology - 27.8%
Communication Equipment - 6.5%
Cisco Systems, Inc. (a)                               2,001,500   $   53,800,320
Corning, Inc. (a)                                     1,460,700       31,492,692
QUALCOMM, Inc.                                        1,211,700       44,336,103
                                                                  --------------
                                                                     129,629,115
                                                                  --------------
Computer Hardware/Storage - 7.1%
Apple Computer, Inc. (a)                              1,106,650      101,457,672
Hewlett-Packard Co.                                   1,028,500       40,584,610
                                                                  --------------
                                                                     142,042,282
                                                                  --------------
Computer Peripherals - 1.6%
Network Appliance, Inc. (a)                             843,800       33,085,398
                                                                  --------------
Internet Infrastructure - 0.4%
Akamai Technologies, Inc. (a)                           171,500        8,381,205
                                                                  --------------
Internet Media - 6.2%
Google, Inc.-Class A (a)                                210,365      102,010,196
Yahoo! Inc. (a)                                         813,700       21,961,763
                                                                  --------------
                                                                     123,971,959
                                                                  --------------
Semiconductor Components - 4.6%
Advanced Micro Devices, Inc. (a)                      1,363,700       29,415,009
Broadcom Corp.-Class A (a)                            1,505,700       49,432,131
NVIDIA Corp. (a)                                        352,100       13,024,179
                                                                  --------------
                                                                      91,871,319
                                                                  --------------
Software - 1.4%
Microsoft Corp.                                         628,400       18,430,972
Oracle Corp. (a)                                        506,700        9,642,501
                                                                  --------------
                                                                      28,073,473
                                                                  --------------
                                                                     557,054,751
                                                                  --------------
Finance - 20.9%
Banking - Money Center - 5.3%
Credit Suisse Group                                     457,335       30,261,857
JPMorgan Chase & Co.                                    809,100       37,445,148
UBS AG                                                  658,700       39,666,914
                                                                  --------------
                                                                     107,373,919
                                                                  --------------
Brokerage & Money Management - 10.6%
The Charles Schwab Corp.                                954,000       17,496,360
Franklin Resources, Inc.                                506,000       54,010,440
Goldman Sachs Group, Inc.                               223,200       43,479,360
Lazard Ltd.-Class A                                     116,200        5,277,804
Legg Mason, Inc.                                        449,840       42,896,742
Merrill Lynch & Co., Inc.                               558,100       48,794,683
                                                                  --------------
                                                                     211,955,389
                                                                  --------------

Insurance - 2.4%
American International Group, Inc.                      684,360       48,124,195
                                                                  --------------
Miscellaneous - 2.6%
Chicago Mercantile Exchange Holdings, Inc.-Class A       28,120       15,061,072
Nasdaq Stock Market, Inc. (a)                           186,070        7,470,711
NYSE Group, Inc. (a)                                    290,800       29,109,080
                                                                  --------------
                                                                      51,640,863
                                                                  --------------
                                                                     419,094,366
                                                                  --------------
Health Care - 15.3%
Biotechnology - 5.6%
Amgen, Inc. (a)                                         140,200        9,954,200
Genentech, Inc. (a)                                     617,900       50,513,325
Gilead Sciences, Inc. (a)                               784,050       51,684,576
                                                                  --------------
                                                                     112,152,101
                                                                  --------------
Drugs - 1.7%
Eli Lilly & Co.                                         198,000       10,610,820
Teva Pharmaceutical Industries Ltd. (ADR)               754,250       24,181,255
                                                                  --------------
                                                                      34,792,075
                                                                  --------------
Medical Products - 2.8%
Alcon, Inc.                                             514,900       56,443,338
                                                                  --------------
Medical Services - 5.2%
Medco Health Solutions, Inc. (a)                        148,200        7,441,122
WellPoint, Inc. (a)                                   1,285,750       97,292,702
                                                                  --------------
                                                                     104,733,824
                                                                  --------------
                                                                     308,121,338
                                                                  --------------
Consumer Services - 14.1%
Broadcasting & Cable - 3.4%
Comcast Corp.-Special-Class A (a)                       916,400       36,912,592
Time Warner, Inc.                                     1,503,500       30,280,490
                                                                  --------------
                                                                      67,193,082
                                                                  --------------
Cellular Communications - 1.4%
America Movil SA de CV Series L (ADR)                   635,600       28,265,132
                                                                  --------------
Miscellaneous - 0.8%
Electronic Arts, Inc. (a)                               142,100        7,936,285
Hertz Global Holdings, Inc. (a)                         525,600        8,409,600
                                                                  --------------
                                                                      16,345,885
                                                                  --------------
Restaurants & Lodging - 4.4%
Hilton Hotels Corp.                                     502,900       16,510,207
McDonald's Corp.                                      1,020,050       42,811,498
Starwood Hotels & Resorts Worldwide, Inc.               438,550       28,141,754
                                                                  --------------
                                                                      87,463,459
                                                                  --------------
Retail - General Merchandise - 4.1%
Kohl's Corp. (a)                                        495,800       34,507,680
Target Corp.                                            624,150       36,256,873
Wal-Mart Stores, Inc.                                   265,800       12,253,380
                                                                  --------------
                                                                      83,017,933
                                                                  --------------
                                                                     282,285,491
                                                                  --------------
Energy - 5.4%
Oil Service - 5.4%
BJ Services Co.                                         103,900        3,508,703
GlobalSantaFe Corp.                                     312,200       18,732,000
Halliburton Co.                                       2,126,300       71,741,362
Schlumberger, Ltd.                                      203,200       13,915,136
                                                                  --------------
                                                                     107,897,201
                                                                  --------------
Aerospace & Defense - 5.4%
Aerospace - 5.4%
Boeing Co.                                              965,700       85,493,421
Rockwell Collins, Inc.                                  220,350       13,293,716
Spirit Aerosystems Holdings, Inc.-Class A (a)           307,500        8,963,625
                                                                  --------------
                                                                     107,750,762
                                                                  --------------
Consumer Staples - 5.2%
Food - 0.8%
WM Wrigley Jr Co.                                       295,300       15,485,532
                                                                  --------------
Household Products - 4.0%
Procter & Gamble Co.                                  1,289,600       80,973,984
                                                                  --------------
Miscellaneous - 0.4%
Fortune Brands, Inc.                                     99,700        8,065,730
                                                                  --------------
                                                                     104,525,246
                                                                  --------------

Capital Goods - 2.2%
Engineering & Construction - 0.3%
Fluor Corp.                                              78,200        6,809,656
                                                                  --------------
Miscellaneous - 1.9%
General Electric Co.                                  1,057,100       37,294,488
                                                                  --------------
                                                                      44,104,144
                                                                  --------------
Basic Industry - 1.4%
Chemicals - 1.4%
Monsanto Co.                                            594,800       28,592,036
                                                                  --------------
Consumer Manufacturing - 0.9%
Auto & Related - 0.9%
Toyota Motor Corp. (ADR)                                148,040       17,772,202
                                                                  --------------
Total Common Stocks
   (cost $1,763,400,825)                                           1,977,197,537
                                                                  --------------

                                                      Principal
                                                       Amount
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
State Street Euro Dollar
   4.60%, 12/01/06
   (cost $17,496,000)                                   $17,496       17,496,000
                                                                  --------------
Total Investments - 99.5%
   (cost $1,780,896,825)                                           1,994,693,537
Other assets less liabilities - 0.5%                                  10,834,970
                                                                  --------------
Net Assets - 100.0%                                               $2,005,528,507
                                                                  --------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Pooling Portfolios Global
Real Estate Investment Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
Real Estate Investment Trusts - 96.3%
Apartments - 10.7%
Archstone-Smith Trust                                     235,400   $ 14,119,292
AvalonBay Communities, Inc.                               106,900     14,226,252
Boardwalk Real Estate Investment Trust                    225,400      7,928,128
Camden Property Trust                                     141,400     11,273,822
Canadian Apartment Properties REI                         110,350      1,780,789
Deutsche Wohnen AG                                         92,000      5,905,598
Equity Residential                                        290,200     15,456,052
Essex Property Trust, Inc.                                 27,000      3,565,080
Mid-America Apartment Communities, Inc.                   164,500      9,870,000
Mirvac Group                                            1,200,000      5,010,072
Stockland                                                 826,072      5,133,550
Stockland - New (a)                                        34,612        210,265
United Dominion Realty Trust, Inc.                        291,000      9,771,780
                                                                    ------------
                                                                     104,250,680
                                                                    ------------
Diversified & Others - 33.6%
Alexandria Real Estate Equities, Inc.                      84,100      8,669,028
British Land Co. PLC                                      799,226     23,998,887
Canadian Real Estate Investment Trust                     331,800      9,061,637
Cominar Real Estate Investment Trust                      298,100      5,917,365
Digital Realty Trust, Inc.                                333,400     12,149,096
Fonciere Des Regions                                       92,300     15,646,409
Forest City Enterprises, Inc.-Class A                     174,013     10,137,997
General Property Group                                  3,847,500     15,651,595
H&R Real Estate Investment                                137,100      2,945,960
Hang Lung Properties, Ltd.                              5,580,000     12,352,009
Kerry Properties Ltd.                                   6,877,832     27,390,300
Land Securities Group PLC                                 628,964     26,358,022
Mitsui Fudosan Co. Ltd.                                 1,384,000     32,345,584
New World Development Co., Ltd.                         2,766,001      5,078,152
Sino Land Co.                                           5,648,601     10,599,793
Sumitomo Realty & Development                             945,000     29,945,643
Sun Hung Kai Properties Ltd.                            1,446,600     16,376,183
Unibail                                                   168,918     39,899,467
Vornado Realty Trust                                      174,500     22,006,195
                                                                    ------------
                                                                     326,529,322
                                                                    ------------
Health Care - 1.9%
Health Care Property Investors, Inc.                      135,500      4,914,585
Ventas, Inc.                                              354,500     13,807,775
                                                                    ------------
                                                                      18,722,360
                                                                    ------------
Industrial - 4.7%
Ascendas Real Estate Investment Trust                   4,468,261      6,941,432
Brixton PLC                                               638,500      6,860,880
DB RREEF Trust                                         11,188,095     15,216,220
Macquarie Goodman Group                                 1,483,445      8,260,863
Slough Estates PLC                                        591,050      8,511,131
                                                                    ------------
                                                                      45,790,526
                                                                    ------------
Lodging - 5.1%
Equity Inns, Inc.                                         256,000      4,167,680
FelCor Lodging Trust, Inc.                                410,300      9,030,703
Host Hotels & Resorts, Inc.                               600,757     15,151,091
LaSalle Hotel Properties                                  149,377      6,587,526
Strategic Hotels & Resorts, Inc.                          324,800      7,064,400
Sunstone Hotel Investors, Inc.                            283,000      7,890,040
                                                                    ------------
                                                                      49,891,440
                                                                    ------------
Office - 16.3%
Allied Properties Real Estate Investment
   Trust                                                  232,300      4,218,644
Boston Properties, Inc.                                   178,000     20,834,900
Brookfield Properties Corp.                               185,800      7,459,870
Citycon Oyj                                             1,090,000      6,251,462
Corporate Office Properties Trust                         200,625      9,973,069
Derwent Valley Holdings PLC                               258,110      9,681,181
Douglas Emmett, Inc. (a)                                   78,000      2,051,400
Dundee Real Estate Investment Trust                       186,300      5,946,005
Equity Office Properties Trust                            108,600      5,234,520
ING Office Fund                                         8,019,300      9,672,266
IVG Immobilien AG                                         282,000     10,979,710
Japan Real Estate Investment-Class A                        1,460     15,011,073
Maguire Properties, Inc.                                  253,500     10,862,475
Multiplex Group                                         1,939,400      5,959,648
Nippon Building Fund, Inc.-Class A                          2,056     25,211,154
SL Green Realty Corp.                                      68,800      9,304,512
                                                                    ------------
                                                                     158,651,889
                                                                    ------------
Other - 0.5%
Nomura Real Estate Office Fund,
   Inc.-Class A                                               570      4,887,076
                                                                    ------------
Regional Malls - 4.8%
General Growth Properties, Inc.                           199,200     10,944,048
Simon Property Group, Inc.                                295,600     30,145,288
Taubman Centers, Inc.                                     118,400      5,856,064
                                                                    ------------
                                                                      46,945,400
                                                                    ------------
Retail - 9.0%
Capital & Regional PLC                                    346,471      9,114,500
CapitaMall Trust                                        2,438,800      4,377,513
Centro Properties Group                                   439,127      2,977,567
Hammerson PLC                                             386,000     10,996,236
Klepierre                                                  89,100     14,481,727
Primaris Retail Real Estate Investment Trust              174,261      2,833,525
RioCan Real Estate Investment Trust                       608,800     13,460,181
Rodamco Europe NV                                          41,550      5,026,243
Westfield Group                                         1,555,964     23,847,052
                                                                    ------------
                                                                      87,114,544
                                                                    ------------
Self Storage - 2.4%
Public Storage, Inc.                                      241,500     23,251,620
                                                                    ------------
Shopping Centers - 3.8%
Developers Diversified Realty Corp.                       131,800      8,538,004
Federal Realty Investment Trust                            47,000      4,003,460
Kimco Realty Corp.                                        345,200     16,010,376
Tanger Factory Outlet Centers                             198,100      7,809,102
                                                                    ------------
                                                                      36,360,942
                                                                    ------------
Warehouse & Industrial - 3.5%
AMB Property Corp.                                         74,200      4,546,234
First Potomac Realty Trust                                120,900      3,712,839
ProLogis Trust                                            400,300     26,087,551
                                                                    ------------
                                                                      34,346,624
                                                                    ------------
                                                                     936,742,423
                                                                    ------------
Consumer Services - 0.6%
Restaurants & Lodging - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.                  87,100      5,589,207
                                                                    ------------
Total Common Stocks
   (cost $712,750,268)                                               942,331,630
                                                                    ------------

                                                       Principal
                                                        Amount
                                                         (000)
                                                      -----------

SHORT-TERM INVESTMENTS - 1.7%
Time Deposit - 1.7%
State Street Euro Dollar
   4.60%, 12/01/06
(cost $16,606,000)                                    $    16,606     16,606,000
                                                                    ------------
Total Investments - 98.6%
   (cost $729,356,268)                                               958,937,630
Other assets less liabilities - 1.4%                                  13,307,405
                                                                    ------------
Net Assets - 100.0%                                                 $972,245,035
                                                                    ------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown*

 42.2% United States
 11.2% Japan
  9.9% United Kingdom
  9.6% Australia
  7.5% Hong Kong
  7.3% France
  6.4% Canada
  1.8% Germany
  1.2% Singapore
  0.7% Finland
  0.5% Netherlands
  1.7% Short Term
-----
100.0% Total Investments
=====

* All data are as of November 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Pooling Portfolios
International Value Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
Financial - 33.0%
Banking - 20.4%
Bank Hapoalim BM                                      1,664,800   $    8,037,052
Bank Leumi Le-Israel                                    736,900        2,968,925
Barclays PLC                                          1,831,300       24,549,162
BNP Paribas SA                                          227,300       24,555,818
Credit Agricole SA                                      454,610       19,304,141
Credit Suisse Group (Chicago)                           394,500       26,163,330
Fortis (Amsterdam)                                        5,900          240,839
Fortis (Brussels)                                       276,700       11,299,267
HBOS PLC                                                958,560       19,629,837
Kookmin Bank                                            164,700       12,859,554
Royal Bank of Scotland Group PLC                        698,900       25,361,070
Societe Generale                                        131,381       22,080,475
Standard Bank Group Ltd.                                472,700        5,811,366
Sumitomo Mitsui Financial Group, Inc.                     2,359       24,755,501
                                                                  --------------
                                                                     227,616,337
                                                                  --------------
Financial Services - 2.9%
ORIX Corp.                                              119,670       32,497,181
                                                                  --------------
Insurance - 9.7%
Aviva PLC                                             1,273,223       19,748,865
Fondiaria-Sai SpA (Chicago)                             197,600        9,101,549
Fondiaria-Sai SpA (Milan)                                19,000          654,859
Friends Provident PLC                                 2,813,720       11,541,848
ING Groep NV                                            922,011       39,409,212
Muenchener Rueckversicherungs AG                        172,800       28,172,065
                                                                  --------------
                                                                     108,628,398
                                                                  --------------
                                                                     368,741,916
                                                                  --------------
Industrial Commodities - 11.9%
Chemicals - 3.1%
BASF AG                                                 265,700       24,544,693
Mitsui Chemicals, Inc.                                1,280,000        9,479,012
                                                                  --------------
                                                                      34,023,705
                                                                  --------------
Forest & Paper - 0.9%
Svenska Cellulosa AB-Class B                            214,400       10,526,184
                                                                  --------------
Metal - Nonferrous - 1.9%
Xstrata PLC                                             475,240       21,375,132
                                                                  --------------
Metal - Steel - 6.0%
JFE Holdings, Inc.                                      660,500       30,336,580
Mittal Steel Co. NV (Amsterdam)                         165,500        6,834,746
Mittal Steel Co. NV (Paris)                             294,332       12,122,742
POSCO                                                    58,000       18,236,793
                                                                  --------------
                                                                      67,530,861
                                                                  --------------
                                                                     133,455,882
                                                                  --------------
Capital Equipment - 11.4%
Aerospace & Defense - 2.2%
BAE Systems PLC                                       1,488,100       11,350,554
European Aeronautic Defence & Space
   Co., NV                                              428,190       12,648,650
                                                                  --------------
                                                                      23,999,204
                                                                  --------------
Automobiles - 8.2%
Continental AG                                          261,700       29,751,634
Hyundai Mobis                                           106,650        9,901,325
Renault SA                                              277,300       33,341,662
Toyota Motor Corp.                                      319,600       19,191,817
                                                                  --------------
                                                                      92,186,438
                                                                  --------------
Machinery & Engineering - 1.0%
Sumitomo Heavy Industries Ltd.                        1,152,000       11,332,812
                                                                  --------------
                                                                     127,518,454
                                                                  --------------
Energy - 11.4%
Energy Sources - 11.4%
BP PLC                                                  806,100        9,142,980
China Petroleum & Chemical Corp.-Class H             20,684,500       16,444,951
ENI SpA                                                 626,100       20,577,682
MOL Hungarian Oil and Gas PLC                            69,800        7,843,912
PetroChina Co., Ltd.-Class H                          4,412,000        5,641,647
Petroleo Brasileiro SA (NY) (ADR)                       257,300       21,844,770
Repsol YPF SA                                           478,100       17,209,771
Total SA                                                398,400       28,394,545
                                                                  --------------
                                                                     127,100,258
                                                                  --------------
Technology/Electronics - 6.4%
Electrical & Electronics - 0.9%
Compal Electronics, Inc. (GDR) (a)(b)                 2,168,609        9,650,310
                                                                  --------------
Electronic Components & Instruments - 5.5%
AU Optronics Corp.                                    8,117,400       10,929,215
Flextronics International, Ltd. (b)                      30,600          344,250
Samsung Electronics Co. Ltd.                             12,150        8,327,304
Sharp Corp.                                             856,000       14,350,108
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                         1,072,023       11,524,247
United Microelectronics Corp.                        25,201,227       16,553,724
                                                                  --------------
                                                                      62,028,848
                                                                  --------------
                                                                      71,679,158
                                                                  --------------
Consumer Staples - 5.0%
Beverages & Tobacco - 3.2%
British American Tobacco PLC                            354,300       10,047,876
Japan Tobacco, Inc.                                       5,870       25,919,144
                                                                  --------------
                                                                      35,967,020
                                                                  --------------
Food & Household Products - 1.8%
J Sainsbury PLC                                       2,501,900       19,681,290
                                                                  --------------
                                                                      55,648,310
                                                                  --------------
Telecommunications - 4.1%
China Netcom Group Corp Ltd.                          5,620,000       11,181,839
Nippon Telegraph & Telephone Corp.                        2,031       10,255,477
Vodafone Group PLC                                    9,082,937       24,079,750
                                                                  --------------
                                                                      45,517,066
                                                                  --------------
Utilities - 3.8%
Utility (Electric & Gas) - 3.8%
E.ON AG                                                 184,200       23,699,330
RWE AG                                                  163,120       18,524,254
                                                                  --------------
                                                                      42,223,584
                                                                  --------------
Medical - 3.6%
Health & Personal Care - 3.6%
AstraZeneca PLC                                         194,200       11,264,811
GlaxoSmithKline PLC                                     246,300        6,546,889
Sanofi-Aventis                                          249,319       21,963,450
                                                                  --------------
                                                                      39,775,150
                                                                  --------------
Transportation - 3.5%
Transportation - Airlines - 2.3%
Air France-KLM                                          298,000       11,919,741
Deutsche Lufthansa AG                                   547,700       13,660,835
                                                                  --------------
                                                                      25,580,576
                                                                  --------------
Transportation - Shipping - 1.2%
Mitsui OSK Lines Ltd.                                 1,541,000       14,058,749
                                                                  --------------
                                                                      39,639,325
                                                                  --------------
Construction & Housing - 3.0%
Building Materials - 0.7%
Buzzi Unicem SpA                                        194,400        5,234,325
Italcementi SpA                                         119,400        3,245,841
                                                                  --------------
                                                                       8,480,166
                                                                  --------------
Construction & Housing - 2.2%
George Wimpey PLC                                       515,700        5,619,199
Leopalace21 Corp.                                       189,200        6,334,056
Persimmon PLC                                           158,400        4,556,471
Taylor Woodrow PLC                                    1,035,400        7,965,394
                                                                  --------------
                                                                      24,475,120
                                                                  --------------
Real Estate - 0.1%
Sino Land Co.                                           493,800          926,632
                                                                  --------------
                                                                      33,881,918
                                                                  --------------
Total Common Stocks
   (cost $841,978,031)                                             1,085,181,021
                                                                  --------------

                                                      Principal
                                                       Amount
                                                        (000)
                                                    -----------
SHORT-TERM INVESTMENTS - 2.7%
Time Deposit - 2.7%
State Street Euro Dollar
   4.60%, 12/01/06
   (cost $30,154,000)                               $    30,154       30,154,000
                                                                  --------------
Total Investments - 99.8%
   (cost $872,132,031)                                             1,115,335,021
Other assets less liabilities - 0.2%                                   2,772,499
                                                                  --------------
Net Assets - 100.0%                                               $1,118,107,520
                                                                  --------------

FINANCIAL FUTURES CONTRACTS

                                                              Value at       Unrealized
                      Number of   Expiration    Original    November 30,    Appreciation/
Type                  Contracts      Month        Value         2006       (Depreciation)
-----------------------------------------------------------------------------------------
Purchased Contracts
EURO STOXX                         December
   50                    156         2006      $7,737,122    $8,251,552       $514,431

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the market value of this security amounted to $9,650,310 or 0.9% of net assets.

(b)  Non-income producing security.

     An amount equivalent to U.S. $619,796 has been segregated to collateralize margin requirements for the open futures contracts outstanding at November 30, 2006.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt
GDR - Global Depositary Reciept

Country Breakdown*

 20.8% United Kingdom
 17.8% Japan
 14.5% France
 12.4% Germany
  6.4% Netherlands
  4.4% South Korea
  4.4% Taiwan
  3.5% Italy
  2.3% Switzerland
  2.0% China
  2.0% Brazil
  1.5% Spain
  1.1% Hong Kong
  4.2% Other
  2.7% Short-Term
-----
100.0% Total Investments
=====

* All data are as of November 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weghtings represent less than 1.1% weightings in the following countries: Belgium, Hungary, Israel, Singapore, Sweden, and South Africa.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS -
INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)

COMPANY                                                 SHARES     U.S. $ VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 96.3%
FINANCE - 33.4%
BANKING - MONEY CENTER - 21.0%
Anglo Irish Bank Corp. PLC (Dublin)                  1,003,727   $   19,089,531
Anglo Irish Bank Corp. PLC (London)                    185,985        3,549,471
Banco Bilbao Vizcaya Argentaria SA                   1,111,469       26,851,853
BNP Paribas SA                                         244,595       26,424,242
Credit Suisse Group (Chicago)                          664,774       44,087,963
Mitsubishi UFJ Financial Group, Inc.                     1,586       20,176,388
Standard Chartered PLC                                 451,962       13,002,759
Sumitomo Mitsui Financial Group, Inc.                    1,476       15,489,241
UBS AG (Chicago)                                       678,236       40,935,493
                                                                 --------------
                                                                    209,606,941
                                                                 --------------
BANKING - REGIONAL - 3.5%
China Construction Bank-Class H (a)                  8,401,000        4,350,687
Ind & Comm Bk of China - H (b)                       5,663,000        2,861,075
Macquarie Bank Ltd.                                     84,871        4,859,703
UniCredito Italiano SpA                              2,621,640       22,696,603
                                                                 --------------
                                                                     34,768,068
                                                                 --------------
BROKERAGE & MONEY MANAGEMENT - 2.0%
Man Group PLC                                        2,173,502       20,295,796
                                                                 --------------
INSURANCE - 5.0%
ING Groep NV                                           428,588       18,318,995
QBE Insurance Group, Ltd.                              879,557       17,933,029
Swiss Reinsurance                                      163,147       13,967,949
                                                                 --------------
                                                                     50,219,973
                                                                 --------------

MISCELLANEOUS - 1.9%
ORIX Corp.                                              71,200       19,334,832
                                                                 --------------
                                                                    334,225,610
                                                                 --------------
CONSUMER SERVICES - 9.8%
BROADCASTING & CABLE - 2.7%
Grupo Televisa, SA (ADR)                               315,500        8,291,340
Societe Television Francaise 1                         509,647       18,867,193
                                                                 --------------
                                                                     27,158,533
                                                                 --------------
CELLULAR COMMUNICATIONS - 3.0%
America Movil SA de CV Series L (ADR)                  560,500       24,925,435
China Mobile Ltd.                                      614,000        5,160,602
                                                                 --------------
                                                                     30,086,037
                                                                 --------------
MISCELLANEOUS - 1.3%
Li & Fung Ltd.                                       4,388,000       12,653,242
                                                                 --------------
RETAIL - GENERAL MERCHANDISE - 2.8%
Esprit Holdings Ltd.                                 1,271,000       13,162,666
Marks & Spencer Group PLC                            1,097,768       14,767,723
                                                                 --------------
                                                                     27,930,389
                                                                 --------------
                                                                     97,828,201
                                                                 --------------
HEALTH CARE - 9.4%
DRUGS - 7.0%
Daiichi Sankyo Co. Ltd.                                173,400        5,327,517
Merck KGaA                                              80,837        8,870,645
Novartis AG                                            351,519       20,546,103
Roche Holding AG                                       197,145       35,692,448
                                                                 --------------
                                                                     70,436,713
                                                                 --------------
MEDICAL PRODUCTS - 2.4%
Alcon, Inc.                                             39,200        4,297,104
Essilor International, SA                               93,844       10,093,512
Nobel Biocare Holding AG                                34,146        9,300,131
                                                                 --------------
                                                                     23,690,747
                                                                 --------------
                                                                     94,127,460
                                                                 --------------
CONSUMER MANUFACTURING - 9.4%
AUTO & RELATED - 4.4%
Denso Corp.                                            311,700       11,758,607

Honda Motor Co. Ltd.                                   242,200        8,529,077
Toyota Motor Corp.                                     396,000       23,779,597
                                                                 --------------
                                                                     44,067,281
                                                                 --------------
BUILDING & RELATED - 5.0%
CRH PLC                                                347,469       13,116,827
Daiwa House Industry Co. Ltd.                          716,000       12,513,954
Vinci, SA                                              192,308       24,227,556
                                                                 --------------
                                                                     49,858,337
                                                                 --------------
                                                                     93,925,618
                                                                 --------------
BASIC INDUSTRY - 8.4%
CHEMICALS - 1.8%
Bayer AG                                               350,161       18,035,477
                                                                 --------------
MINING & METALS - 6.6%
China Shenhua Energy Co. Ltd.-Class H                3,592,500        6,908,351
Cia Vale do Rio Doce (ADR)                             444,400       12,336,544
Rio Tinto PLC                                          447,283       23,987,664
Xstrata PLC                                            506,875       22,797,997
                                                                 --------------
                                                                     66,030,556
                                                                 --------------
                                                                     84,066,033
                                                                 --------------
TECHNOLOGY - 7.2%
COMPUTER SERVICES - 2.1%
CapGemini, SA                                          339,782       20,759,652
                                                                 --------------
MISCELLANEOUS - 4.1%
Canon, Inc.                                            424,100       22,305,715
Hoya Corp.                                             484,500       19,007,863
                                                                 --------------
                                                                     41,313,578
                                                                 --------------
SOFTWARE - 1.0%
Infosys Technologies, Ltd.                             203,586        9,978,555
                                                                 --------------
                                                                     72,051,785
                                                                 --------------

CONSUMER STAPLES - 6.6%
BEVERAGES - 1.1%
C&C Group PLC (Dublin)                                  18,559          282,977
C&C Group PLC (London)                                 340,220        5,196,345
Cia de Bebidas das Americas (ADR)                      111,900        5,159,709
                                                                 --------------
                                                                     10,639,031
                                                                 --------------
COSMETICS - 0.4%
L'Oreal SA                                              42,464        4,289,941
                                                                 --------------
FOOD - 3.7%
Groupe Danone                                           61,263        9,445,092
Nestle, SA                                              79,699       28,179,173
                                                                 --------------
                                                                     37,624,265
                                                                 --------------
RETAIL - FOOD & DRUG - 0.8%
Tesco PLC                                            1,036,239        7,981,620
                                                                 --------------
TOBACCO - 0.6%
British American Tobacco PLC                           211,178        5,988,965
                                                                 --------------
                                                                     66,523,822
                                                                 --------------
CAPITAL GOODS - 5.4%
ENGINEERING & CONSTRUCTION - 2.6%
ABB Ltd.                                             1,623,222       26,361,519
                                                                 --------------
MISCELLANEOUS - 2.8%
NGK Insulators Ltd.                                    811,000       11,973,083
Nitto Denko Corp.                                      334,900       16,103,201
                                                                 --------------
                                                                     28,076,284
                                                                 --------------
                                                                     54,437,803
                                                                 --------------
ENERGY - 2.8%
INTERNATIONAL - 2.8%
ENI SpA                                                636,384       20,915,680
LUKOIL (ADR)                                            33,067        2,942,963
Petroleo Brasileiro SA (NY) (ADR)                       46,400        4,368,560
                                                                 --------------
                                                                     28,227,203
                                                                 --------------
MULTI-INDUSTRY COMPANIES - 2.1%
MULTI-INDUSTRY COMPANIES - 2.1%
Mitsui & Co. Ltd.                                    1,557,000       21,072,803
                                                                 --------------

UTILITIES - 1.8%
ELECTRIC & GAS UTILITY - 1.8%
BG Group PLC                                           698,647        9,418,494
RWE AG                                                  71,067        8,070,520
                                                                 --------------
                                                                     17,489,014
                                                                 --------------
Total Common Stocks
   (cost $842,339,529)                                              963,975,352
                                                                 --------------

WARRANTS - 0.7%
TECHNOLOGY - 0.7%
COMPUTER PERIPHERALS - 0.7%
Foxconn Technology Co. Ltd., JPMorgan
   International, expiring 8/22/08 (a)(b)
   (cost $3,685,943)                                   723,256        7,189,164
                                                                 --------------

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                   -----------

SHORT-TERM INVESTMENTS - 2.5%
TIME DEPOSIT - 2.5%
State Street Euro Dollar
   4.60%, 12/01/06
   (cost $25,012,000)                              $    25,012       25,012,000
                                                                 --------------
TOTAL INVESTMENTS - 99.5%
   (cost $871,037,472)                                              996,176,516
Other assets less liabilities - 0.5%                                  4,925,735
                                                                 --------------
NET ASSETS - 100.0%                                              $1,001,102,251
                                                                 --------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the market value of these securities amounted to $11,539,851 or 1.2% of net assets.

(b)   Non-income producing security.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

GLOSSARY:

ADR  -  AMERICAN DEPOSITARY RECEIPT

COUNTRY BREAKDOWN*

  22.4%   Switzerland
  20.8%   Japan
  11.9%   United Kingdom
  11.5%   France
   4.4%   Italy
   4.2%   Ireland
   3.8%   Hong Kong
   3.5%   Germany
   3.3%   Mexico
   2.7%   Spain
   2.3%   Australia
   2.2%   Brazil
   1.8%   Netherlands
   2.7%   Other
   2.5%   Short-Term
-------
 100.0%   Total Investments
=======

* All data are as of November 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weghtings represent less than 1.8% weightings in the following countries: India, China, Taiwan, and Russia.

AllianceBernstein Pooling Portfolios -
Small-Mid Cap Value Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 93.7%
Financial - 22.8%
Major Regional Banks - 4.6%
Central Pacific Financial Corp.                           112,900   $  4,230,363
Susquehanna Bancshares, Inc.                              169,250      4,681,455
Trustmark Corp.                                           173,161      5,648,512
UnionBanCal Corp.                                          64,800      3,729,888
Whitney Holding Corp.                                     162,000      5,221,260
                                                                    ------------
                                                                      23,511,478
                                                                    ------------
Miscellaneous Financial - 2.3%
A.G. Edwards, Inc.                                         78,600      4,547,010
Digital Realty Trust, Inc.                                138,025      5,029,631
Strategic Hotels & Resorts, Inc.                          101,000      2,196,750
                                                                    ------------
                                                                      11,773,391
                                                                    ------------
Multi-Line Insurance - 1.3%
StanCorp Financial Group, Inc.                            141,700      6,434,597
                                                                    ------------
Property - Casualty Insurance - 7.9%
Arch Capital Group Ltd. (a)                               141,300      9,438,840
Aspen Insurance Holdings, Ltd.                            243,800      6,570,410
Old Republic International Corp.                          343,375      7,743,106
PartnerRe, Ltd.                                            14,800      1,031,856
Platinum Underwriters Holdings, Ltd.                      252,000      7,668,360
Radian Group, Inc.                                        101,100      5,379,531
RenaissanceRe Holdings, Ltd.                               35,000      2,060,800
                                                                    ------------
                                                                      39,892,903
                                                                    ------------
Real Estate Investment Trust - 2.4%
FelCor Lodging Trust, Inc.                                356,000      7,835,560
Mid-America Apartment Communities, Inc.                    74,000      4,440,000
                                                                    ------------
                                                                      12,275,560
                                                                    ------------
Savings & Loan - 4.3%
Astoria Financial Corp.                                   204,900      6,126,510
Provident Financial Services, Inc.                        322,000      5,857,180
Sovereign Bancorp, Inc.                                   159,390      3,981,562
Webster Financial Corp.                                   127,000      6,066,790
                                                                    ------------
                                                                      22,032,042
                                                                    ------------
                                                                     115,919,971
                                                                    ------------
Industrial Resources - 13.6%
Aluminum - 1.7%
CommScope, Inc. (a)                                       223,000      6,727,910
Mueller Industries, Inc.                                   63,000      2,148,300
                                                                    ------------
                                                                       8,876,210
                                                                    ------------

Chemicals - 6.2%
Albemarle Corp.                                            43,500      3,033,690
Ashland, Inc.                                             100,200      6,774,522
Celanese Corp.-Class A                                    201,050      4,423,100
Cytec Industries, Inc.                                    114,800      6,122,284
Lubrizol Corp.                                            135,000      6,390,900
Rockwood Holdings, Inc. (a)                               180,500      4,568,455
                                                                    ------------
                                                                      31,312,951
                                                                    ------------
Containers - Metal/Glass/Paper - 1.1%
Owens-Illinois, Inc. (a)                                  294,200      5,560,380
                                                                    ------------
Miscellaneous Industrial Commodities - 0.5%
United Stationers, Inc. (a)                                51,700      2,397,846
                                                                    ------------
Miscellaneous Metals - 2.1%
Commercial Metals Co.                                      96,000      2,788,800
Reliance Steel & Aluminum Co.                              84,600      3,256,254
Silgan Holdings, Inc.                                     112,000      4,831,680
                                                                    ------------
                                                                      10,876,734
                                                                    ------------
Steel - 2.0%
Chaparral Steel Co.                                        62,000      2,883,000
Quanex Corp.                                               58,300      2,163,513
Steel Dynamics, Inc.                                      155,400      5,053,608
                                                                    ------------
                                                                      10,100,121
                                                                    ------------
                                                                      69,124,242
                                                                    ------------
Capital Equipment - 13.1%
Aerospace & Defense - 1.1%
Goodrich Corp.                                            125,941      5,667,345
                                                                    ------------
Auto Trucks - Parts - 2.3%
ArvinMeritor, Inc.                                        372,000      6,439,320
TRW Automotive Holdings Corp. (a)                         217,000      5,390,280
                                                                    ------------
                                                                      11,829,600
                                                                    ------------
Electrical Equipment - 4.4%
Acuity Brands, Inc.                                       166,500      8,769,555
Checkpoint Systems, Inc. (a)                              171,100      3,281,698
Cooper Industries, Ltd.-Class A                            63,600      5,815,584
Genlyte Group, Inc. (a)                                    50,000      4,243,000
                                                                    ------------
                                                                      22,109,837
                                                                    ------------
Machinery - 2.4%
Kennametal, Inc.                                          102,500      6,260,700
Terex Corp. (a)                                           109,600      6,139,792
                                                                    ------------
                                                                      12,400,492
                                                                    ------------
Miscellaneous Capital Goods - 2.9%
Hanover Compressor Co. (a)                                325,975      6,438,006
SPX Corp.                                                 133,850      8,179,574
                                                                    ------------
                                                                      14,617,580
                                                                    ------------
                                                                      66,624,854
                                                                    ------------
Consumer Staples - 7.8%
Beverages - Soft, Lite & Hard - 1.3%
Molson Coors Brewing Co.-Class B                           92,000      6,539,360
                                                                    ------------
Foods - 3.6%
Corn Products International, Inc.                         106,300      3,860,816
Performance Food Group Co. (a)                            233,700      6,323,922
Universal Corp.                                           171,350      7,979,770
                                                                    ------------
                                                                      18,164,508
                                                                    ------------
Restaurants - 2.2%
Jack in the Box, Inc. (a)                                  97,100      5,970,679
Papa John's International, Inc. (a)                       174,364      5,405,284
                                                                    ------------
                                                                      11,375,963
                                                                    ------------
Retail Stores - Drugs - 0.7%
Longs Drug Stores Corp.                                    85,725      3,522,440
                                                                    ------------
                                                                      39,602,271
                                                                    ------------

Consumer Cyclicals - 7.6%
Home Furnishings - 0.8%
Furniture Brands International, Inc.                      229,000      3,943,380
                                                                    ------------
Household - Appliances/Durables - 1.1%
Briggs & Stratton Corp.                                   212,800      5,764,752
                                                                    ------------
Retailers - 4.0%
AutoNation, Inc. (a)                                      119,138      2,455,434
Charming Shoppes, Inc. (a)                                160,900      2,176,977
Office Depot, Inc. (a)                                     84,400      3,195,384
Payless Shoesource, Inc. (a)                              160,000      4,990,400
Saks, Inc.                                                379,400      7,785,288
                                                                    ------------
                                                                      20,603,483
                                                                    ------------
Textiles/Shoes - Apparel Manufacturing - 1.7%
Liz Claiborne, Inc.                                       119,000      5,087,250
VF Corp.                                                   43,800      3,433,482
                                                                    ------------
                                                                       8,520,732
                                                                    ------------
                                                                      38,832,347
                                                                    ------------
Services - 7.4%
Air Transport - 2.5%
Alaska Air Group, Inc. (a)                                145,000      5,963,850
Continental Airlines, Inc.-Class B (a)                    160,900      6,538,976
                                                                    ------------
                                                                      12,502,826
                                                                    ------------
Miscellaneous Industrial Transportation - 1.6%
GATX Corp.                                                178,000      8,220,040
                                                                    ------------
Railroads - 1.0%
Laidlaw International, Inc.                               174,400      5,066,320
                                                                    ------------
Truckers - 2.3%
Con-way, Inc.                                             119,000      5,488,280
Ryder System, Inc.                                        116,000      6,051,720
                                                                    ------------
                                                                      11,540,000
                                                                    ------------
                                                                      37,329,186
                                                                    ------------
Technology - 6.6%
Communication - Equipment Manufacturers - 0.7%
Andrew Corp. (a)                                          381,000      3,798,570
                                                                    ------------
Computer Services/Software - 1.0%
CSG Systems International, Inc. (a)                       176,100      4,883,253
                                                                    ------------
Computer/Instrumentation - 1.1%
Celestica, Inc. (a)                                       333,800      3,047,594
Sanmina-SCI Corp. (a)                                     504,600      1,867,020
Solectron Corp. (a)                                       150,700        501,831
                                                                    ------------
                                                                       5,416,445
                                                                    ------------
Miscellaneous Industrial Technology - 1.1%
Arrow Electronics, Inc. (a)                               107,600      3,417,376
Tech Data Corp. (a)                                        53,300      2,229,006
                                                                    ------------
                                                                       5,646,382
                                                                    ------------
Semiconductors - 2.7%
AVX Corp.                                                  76,200      1,184,148
Siliconware Precision Industries Co. (ADR)                313,100      2,451,573
Vishay Intertechnology, Inc. (a)                          410,000      5,371,000
Zoran Corp. (a)                                           336,000      5,009,760
                                                                    ------------
                                                                      14,016,481
                                                                    ------------
                                                                      33,761,131
                                                                    ------------
Consumer Growth - 6.6%
Drugs - 0.7%
Endo Pharmaceuticals Holdings, Inc. (a)                    69,584      1,886,422
King Pharmaceuticals, Inc. (a)                             93,350      1,543,076
                                                                    ------------
                                                                       3,429,498
                                                                    ------------

Entertainment - 0.9%
Vail Resorts, Inc. (a)                                    110,800      4,877,416
                                                                    ------------
Hospital Management - 1.5%
Genesis HealthCare Corp. (a)                               80,200      3,713,260
Universal Health Services, Inc.-Class B                    76,300      4,212,523
                                                                    ------------
                                                                       7,925,783
                                                                    ------------
Other Medical - 1.3%
PerkinElmer, Inc.                                         300,000      6,501,000
                                                                    ------------
Photography - 1.7%
IKON Office Solutions, Inc.                               524,000      8,473,080
                                                                    ------------
Publishing - 0.5%
Reader's Digest Association, Inc.                         150,500      2,520,875
                                                                    ------------
                                                                      33,727,652
                                                                    ------------
Utilities - 5.9%
Electric Companies - 5.9%
Allegheny Energy, Inc. (a)                                200,600      8,898,616
Constellation Energy Group, Inc.                           40,300      2,764,983
Northeast Utilities                                       267,000      7,484,010
Puget Energy, Inc.                                        196,000      4,868,640
Wisconsin Energy Corp.                                    123,500      5,777,330
                                                                    ------------
                                                                      29,793,579
                                                                    ------------
Energy - 1.9%
Offshore Drilling - 0.4%
Rowan Cos., Inc.                                           63,600      2,290,872
                                                                    ------------
Oil Well Equipment & Services - 0.2%
Todco-Class A (a)                                          26,700      1,068,267
                                                                    ------------
Oils - Integrated Domestic - 0.8%
Hess Corp.                                                 77,700      3,905,979
                                                                    ------------
Oils - Integrated International - 0.5%
Plains Exploration & Production Co. (a)                    54,200      2,551,736
                                                                    ------------
                                                                       9,816,854
                                                                    ------------
Non-Financial - 0.4%
Miscellaneous Building - 0.4%
Harsco Corp.                                               28,100      2,192,643
                                                                    ------------
Total Common Stocks
   (cost $427,517,450)                                               476,724,730
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 6.1%
Time Deposit - 6.1%
State Street Euro Dollar
   4.60%, 12/01/06
   (cost $30,797,000)                                   $  30,797     30,797,000
                                                                    ------------
Total Investments - 99.8%
   (cost $458,314,450)                                               507,521,730
Other assets less liabilities - 0.2%                                     953,804
                                                                    ------------
Net Assets - 100.0%                                                 $508,475,534
                                                                    ------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR - American Depositary Receipt

AllianceBernstein Pooling Portfolios
Small-Mid Cap Growth Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
Consumer Services - 28.6%
Advertising - 1.3%
aQuantive, Inc. (a)                                       277,900   $ 6,641,810
                                                                    ------------
Apparel - 2.1%
Carter's, Inc. (a)                                        179,900      4,958,044
Under Armour, Inc.-Class A (a)                            121,700      5,710,164
                                                                    ------------
                                                                      10,668,208
                                                                    ------------
Cellular Communications - 1.7%
SBA Communications Corp.-Class A (a)                      300,200      8,516,674
                                                                    ------------
Entertainment & Leisure - 3.8%
Activision, Inc. (a)                                      280,154      4,776,626
GameStop Corp.-Class A (a)                                119,700      6,709,185
Gaylord Entertainment Co. (a)                             156,900      7,672,410
                                                                    ------------
                                                                      19,158,221
                                                                    ------------
Gaming - 0.2%
Station Casinos, Inc.                                      10,600        721,224
                                                                    ------------
Miscellaneous - 11.4%
CB Richard Ellis Group, Inc.-Class A (a)                  338,500     11,146,805
Corporate Executive Board Co.                              91,500      8,657,730
Iron Mountain, Inc. (a)                                   231,800      9,990,580
MSC Industrial Direct Co.-Class A                         138,000      5,369,580
Nutri/System, Inc. (a)                                     80,600      5,565,430
Robert Half International, Inc.                           173,200      6,683,788
Strayer Education, Inc.                                    91,200     10,036,560
                                                                    ------------
                                                                      57,450,473
                                                                    ------------
Printing & Publishing - 2.7%
VistaPrint, Ltd. (a)                                      405,700     13,513,867
                                                                    ------------
Restaurants & Lodging - 2.1%
Orient-Express Hotels, Ltd.-Class A                       249,700     10,689,657
                                                                    ------------
Retail - General Merchandise - 3.3%
Coldwater Creek, Inc. (a)                                 196,400      4,939,460
Dick's Sporting Goods, Inc. (a)                           218,000     11,693,520
                                                                    ------------
                                                                      16,632,980
                                                                    ------------
                                                                     143,993,114
                                                                    ------------
Technology - 18.6%
Communication Equipment - 0.5%
Redback Networks, Inc. (a)                                188,800      2,779,136
                                                                    ------------
Communication Services - 3.7%
Ciena Corp. (a)                                           161,485      4,059,733
NeuStar, Inc.-Class A (a)                                 185,400      6,164,550
Time Warner Telecom, Inc.-Class A (a)                     447,900      8,169,696
                                                                    ------------
                                                                      18,393,979
                                                                    ------------

Computer Services - 4.0%
Alliance Data Systems Corp. (a)                           165,300     10,696,563
Cognizant Technology Solutions
   Corp.-Class A (a)                                       58,400      4,763,104
Global Cash Access Holdings, Inc. (a)                     305,500      4,897,165
                                                                    ------------
                                                                      20,356,832
                                                                    ------------
Miscellaneous - 5.2%
Amphenol Corp.-Class A                                    171,140     11,659,768
Electronics for Imaging, Inc. (a)                         227,100      5,563,950
Lincoln Electric Holdings, Inc.                           145,600      8,859,760
                                                                    ------------
                                                                      26,083,478
                                                                    ------------
Semiconductor Capital Equipment - 0.6%
Lam Research Corp. (a)                                     54,600      2,871,960
                                                                    ------------
Semiconductor Components - 2.2%
Hittite Microwave Corp. (a)                               107,500      4,200,025
Integrated Device Technology, Inc. (a)                    319,400      5,270,100
Intersil Corp.-Class A                                     58,100      1,439,137
                                                                    ------------
                                                                      10,909,262
                                                                    ------------
Software - 2.4%
BEA Systems, Inc. (a)                                     285,300      3,928,581
Quest Software, Inc. (a)                                   49,800        712,638
TIBCO Software, Inc. (a)                                  826,600      7,695,646
                                                                    ------------
                                                                      12,336,865
                                                                    ------------
                                                                      93,731,512
                                                                    ------------
Health Care - 18.5%
Biotechnology - 5.3%
Amylin Pharmaceuticals, Inc. (a)                           49,500      1,980,000
Biomarin Pharmaceutical, Inc. (a)                         281,200      4,811,332
Cubist Pharmaceuticals, Inc. (a)                          135,100      2,750,636
Icon PLC (ADR) (a)                                        175,800      6,536,244
Nektar Therapeutics (a)                                   243,700      4,023,487
United Therapeutics Corp. (a)                              51,500      2,998,330
Vertex Pharmaceuticals, Inc. (a)                           81,900      3,628,170
                                                                    ------------
                                                                      26,728,199
                                                                    ------------
Drugs - 0.5%
Alexion Pharmaceuticals, Inc. (a)                          58,100      2,514,568
                                                                    ------------
Medical Products - 5.3%
ArthroCare Corp. (a)                                      244,600     10,192,482
Kyphon, Inc. (a)                                          175,900      5,940,143
Sirona Dental Systems, Inc.                               127,300      4,705,008
Ventana Medical Systems, Inc. (a)                         141,300      5,947,317
                                                                    ------------
                                                                      26,784,950
                                                                    ------------
Medical Services - 6.9%
Psychiatric Solutions, Inc. (a)                           376,600     13,704,474
Resmed, Inc. (a)                                           71,400      3,570,000
Stericycle, Inc. (a)                                      164,200     11,891,364
WellCare Health Plans, Inc. (a)                            86,547      5,588,340
                                                                    ------------
                                                                      34,754,178
                                                                    ------------
Miscellaneous - 0.5%
HealthExtras, Inc. (a)                                    119,900      2,563,462
                                                                    ------------
                                                                      93,345,357
                                                                    ------------
Energy - 10.7%
Domestic Producers - 1.9%
Newfield Exploration Co. (a)                              194,100      9,660,357
                                                                    ------------
Miscellaneous - 2.7%
Aventine Renewable Energy Holdings,
   Inc. (a)                                               127,000      3,239,770
Bill Barrett Corp. (a)                                    237,500      7,481,250
EXCO Resources, Inc. (a)                                  121,200      1,779,216
First Solar, Inc. (a)                                      37,200      1,052,760
                                                                    ------------
                                                                      13,552,996
                                                                    ------------

Oil Service - 4.0%
Cameron International Corp. (a)                           164,000      8,908,480
Complete Production Services, Inc. (a)                    204,700      4,505,447
Range Resources Corp.                                      16,500        512,985
Superior Energy Services, Inc. (a)                        179,600      5,849,572
                                                                    ------------
                                                                      19,776,484
                                                                    ------------
Pipelines - 2.1%
Grant Prideco, Inc. (a)                                   243,200     10,657,024
                                                                    ------------
                                                                      53,646,861
                                                                    ------------
Capital Goods - 5.8%
Electrical Equipment - 1.8%
Ametek, Inc.                                              276,300      9,010,143
                                                                    ------------
Engineering & Construction - 0.9%
Granite Construction, Inc.                                 89,800      4,633,680
                                                                    ------------
Machinery - 1.3%
Watts Water Technologies, Inc.-Class A                    159,800      6,652,474
                                                                    ------------
Miscellaneous - 1.8%
IDEX Corp.                                                183,150      8,782,043
                                                                    ------------
                                                                      29,078,340
                                                                    ------------
Finance - 5.2%
Banking - Regional - 0.8%
First Republic Bank                                       104,000      4,172,480
                                                                    ------------
Brokerage & Money Management - 3.0%
Affiliated Managers Group, Inc. (a)                        76,250      7,785,887
optionsXpress Holdings, Inc.                              242,700      6,997,041
                                                                    ------------
                                                                      14,782,928
                                                                    ------------
Miscellaneous - 1.4%
GFI Group, Inc. (a)                                       123,500      6,985,160
                                                                    ------------
                                                                      25,940,568
                                                                    ------------
Basic Industry - 3.3%
Mining & Metals - 3.3%
Allegheny Technologies, Inc.                               72,180      6,470,937
Joy Global, Inc.                                          226,050      9,923,595
                                                                    ------------
                                                                      16,394,532
                                                                    ------------
Transportation - 2.8%
Air Freight - 2.8%
CH Robinson Worldwide, Inc.                                91,500      4,026,000
UTI Worldwide, Inc.                                       338,200     10,078,360
                                                                    ------------
                                                                      14,104,360
                                                                    ------------

Financial - 1.7%
Brokerage & Money Management - 1.7%
Lazard Ltd.-Class A                                       189,600      8,611,632
                                                                    ------------
Aerospace & Defense - 1.5%
Aerospace - 1.5%
Precision Castparts Corp.                                 100,700      7,598,822
                                                                    ------------
Total Common Stocks
   (cost $420,893,029)                                               486,445,098
                                                                    ------------
                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------

SHORT-TERM INVESTMENTS - 2.8%
Time Deposit - 2.8%
State Street Euro Dollar
   4.60%, 12/01/06
   (cost $13,983,000)                                     $13,983     13,983,000
                                                                    ------------
Total Investments - 99.5%
   (cost $434,876,029)                                               500,428,098
Other assets less liabilities - 0.5%                                   2,748,711
                                                                    ------------
Net Assets - 100.0%                                                 $503,176,809
                                                                    ------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt
IBC - International Bancshares Corporation

AllianceBernstein Pooling Portfolios
Global Value Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6%
Finance - 35.7%
Banking - Money Center - 10.0%
BNP Paribas SA                                               900     $   97,229
Credit Suisse Group (a)                                    1,500         99,480
Fortis                                                     1,900         77,588
HBOS PLC                                                   4,450         91,129
JPMorgan Chase & Co.                                       2,600        120,328
Kookmin Bank (ADR)                                           200         15,650
Standard Bank Group Ltd.                                     700          8,606
State Bank of India Ltd. (GDR)                               390         27,495
Sumitomo Mitsui Financial Group, Inc.                          8         83,953
Wachovia Corp.                                               600         32,514
                                                                     ----------
                                                                        653,972
                                                                     ----------
Banking - Regional - 4.5%
Bank of America Corp.                                      2,400        129,240
Industrial Bank of Korea (b)                                 920         16,692
National City Corp.                                          900         32,490
Royal Bank of Scotland Group PLC                           2,700         97,975
Unibanco - Uniao de Bancos Brasileiros
   SA (ADR)                                                  200         16,934
                                                                     ----------
                                                                        293,331
                                                                     ----------
Brokerage & Money Management - 1.1%
Merrill Lynch & Co., Inc.                                    800         69,944
                                                                     ----------
Diversified & Others - 1.1%
Sino Land Co.                                             39,100         73,373
                                                                     ----------
Insurance - 11.2%
American International Group, Inc.                         1,300         91,416
Aviva PLC                                                  6,200         96,168
Fondiaria-Sai SpA                                            500         17,233
Fondiaria-Sai SpA                                          1,100         50,667
ING Canada, Inc.                                             903         43,092
ING Groep NV                                               2,800        119,679
MetLife, Inc.                                              1,100         64,603
Muenchener Rueckversicherungs AG                             700        114,123
Sanlam, Ltd.                                               7,300         18,161
The St. Paul Travelers Cos. Inc.                             900         46,629
XL Capital, Ltd.-Class A                                   1,000         71,120
                                                                     ----------
                                                                        732,891
                                                                     ----------
Life Insurance - 0.8%
Genworth Financial, Inc.-Class A                           1,500         49,200
                                                                     ----------
Miscellaneous - 3.4%
Citigroup, Inc.                                            2,500        123,975
ORIX Corp.                                                   300         81,467
Shinhan Financial Group Co., Ltd.                            270         13,212
                                                                     ----------
                                                                        218,654
                                                                     ----------
Mortgage Banking - 2.6%
Federal Home Loan Mortgage Corp.                           1,300         87,308
Federal National Mortgage Association                      1,500         85,545
                                                                     ----------
                                                                        172,853
                                                                     ----------
Other - 1.0%
Leopalace21 Corp.                                          2,000         66,956
                                                                     ----------
                                                                      2,331,174
                                                                     ----------

Energy - 10.4%
Domestic Integrated - 0.4%
MOL Hungarian Oil and Gas PLC                                200         22,475
                                                                     ----------
International - 6.8%
Chevron Corp.                                              1,600        115,712
ENI SpA                                                    2,000         65,733
Exxon Mobil Corp.                                            400         30,724
Petroleo Brasileiro SA (ADR)                                 400         33,960
Repsol YPF SA                                              2,500         89,991
Total SA                                                   1,500        106,907
                                                                     ----------
                                                                        443,027
                                                                     ----------
Miscellaneous - 1.6%
ConocoPhillips                                               900         60,570
OMV AG                                                       800         43,038
                                                                     ----------
                                                                        103,608
                                                                     ----------
Oil Service - 1.6%
Cosmo Oil Co. Ltd.                                         3,000         12,643
Nexen, Inc.                                                  600         32,852
Nippon Mining Holdings, Inc.                               4,500         32,779
PetroChina Co., Ltd.-Class H                              16,000         20,459
PTT PCL                                                    1,300          8,257
                                                                     ----------
                                                                        106,990
                                                                     ----------
                                                                        676,100
                                                                     ----------
Consumer Services - 8.6%
Airlines - 2.5%
Air France-KLM                                             1,900         75,998
Deutsche Lufthansa AG                                      3,500         87,298
                                                                     ----------
                                                                        163,296
                                                                     ----------
Broadcasting & Cable - 2.9%
CBS Corp.-Class B                                          2,200         65,450
Comcast Corp.-Special-Class A (b)                            800         32,224
Time Warner, Inc.                                          4,600         92,644
                                                                     ----------
                                                                        190,318
                                                                     ----------
Cellular Communications - 1.7%
Vodafone Group PLC                                        41,912        111,113
                                                                     ----------
Restaurants & Lodging - 0.5%
McDonald's Corp.                                             700         29,379
                                                                     ----------
Retail - General Merchandise - 1.0%
Coles Myer Ltd.                                            3,600         37,621
Office Depot, Inc. (b)                                       800         30,288
                                                                     ----------
                                                                         67,909
                                                                     ----------
                                                                        562,015
                                                                     ----------

Consumer Manufacturing - 7.4%
Appliances - 1.3%
Black & Decker Corp.                                         400         34,352
Sharp Corp.                                                3,000         50,293
                                                                     ----------
                                                                         84,645
                                                                     ----------
Auto & Related - 5.6%
Continental AG                                               800         90,949
Renault SA                                                   900        108,213
SPX Corp.                                                    800         48,888
Toyota Motor Corp.                                         1,900        114,094
                                                                     ----------
                                                                        362,144
                                                                     ----------
Building & Related - 0.5%
Buzzi Unicem SpA                                           1,300         35,003
                                                                     ----------
                                                                        481,792
                                                                     ----------
Basic Industry - 7.0%
Chemicals - 0.9%
BASF AG                                                      600         55,426
                                                                     ----------
Mining & Metals - 5.9%
Gerdau Ameristeel Corp.                                    4,800         47,704
Gerdau SA (ADR)                                            1,700         26,775
IPSCO, Inc.                                                  501         51,107
JFE Holdings, Inc.                                         2,000         91,859
POSCO (ADR)                                                  200         15,772
Tektronix, Inc.-Class B                                      800         60,278
Xstrata PLC                                                1,580         71,064
Zinifex Ltd.                                               1,600         21,395
                                                                     ----------
                                                                        385,954
                                                                     ----------
Paper & Forest Products - 0.2%
Rengo Co. Ltd.                                             2,000         12,036
                                                                     ----------
                                                                        453,416
                                                                     ----------
Utilities - 5.6%
Electric & Gas Utility - 1.8%
Allegheny Energy, Inc. (b)                                 1,000         44,360
Public Power Corp.                                         1,210         29,912
Wisconsin Energy Corp.                                       900         42,102
                                                                     ----------
                                                                        116,374
                                                                     ----------
Miscellaneous - 1.4%
E.ON AG                                                      700         90,062
                                                                     ----------
Telephone Utility - 2.4%
AT&T, Inc.                                                 1,700         57,647
China Netcom Group Corp Ltd.                              10,500         20,891
China Telecom Corp. Ltd.-Class H                          24,420         11,309
Sprint Corp. (b)                                           3,600         70,236
                                                                     ----------
                                                                        160,083
                                                                     ----------
                                                                        366,519
                                                                     ----------

Technology - 5.4%
Computer Hardware/Storage - 1.0%
International Business Machines Corp.                        400         36,768
Tech Data Corp. (b)                                          700         29,274
                                                                     ----------
                                                                         66,042
                                                                     ----------
Computer Peripherals - 0.1%
LG.Philips LCD Co. Ltd. (b)                                  200          6,220
                                                                     ----------
Computer Services - 1.1%
Electronic Data Systems Corp.                              2,600         70,564
                                                                     ----------
Contract Manufacturing - 0.4%
Solectron Corp. (b)                                        8,300         27,639
                                                                     ----------
Electronic Components - 0.3%
AU Optronics Corp. (ADR)                                   1,648         22,050
                                                                     ----------
Miscellaneous - 0.5%
Canon, Inc.                                                  600         31,557
                                                                     ----------
Semiconductor Capital Equipment - 0.4%
Siliconware Precision Industries Co. (ADR)                 3,288         25,745
                                                                     ----------
Semiconductor Components - 0.4%
Celestica, Inc. (b)                                        2,100         19,069
Samsung Electronics Co. Ltd.                                  14          9,595
                                                                     ----------
                                                                         28,664
                                                                     ----------
Software - 1.2%
Microsoft Corp.                                            2,600         76,258
                                                                     ----------
                                                                        354,739
                                                                     ----------
Consumer Staples - 5.2%
Food - 1.5%
J Sainsbury PLC                                           10,700         84,172
Tiger Brands, Ltd.                                           600         13,017
                                                                     ----------
                                                                         97,189
                                                                     ----------
Retail - Food & Drug - 0.9%
Safeway, Inc.                                              2,000         61,620
                                                                     ----------
Tobacco - 2.8%
Altria Group, Inc.                                         1,200        101,052
Japan Tobacco, Inc.                                           18         79,479
                                                                     ----------
                                                                        180,531
                                                                     ----------
                                                                        339,340
                                                                     ----------
Health Care - 4.5%
Drugs - 3.7%
AstraZeneca PLC                                            1,100         63,807
Pfizer, Inc.                                               4,000        109,960
Sanofi-Aventis                                               800         70,475
                                                                     ----------
                                                                        244,242
                                                                     ----------
Medical Services - 0.8%
AmerisourceBergen Corp.-Class A                            1,100         50,589
                                                                     ----------
                                                                        294,831
                                                                     ----------
Capital Goods - 2.0%
Machinery - 0.1%
Hyundai Mobis                                                 90          8,356
                                                                     ----------

Miscellaneous - 1.9%
General Electric Co.                                       3,500        123,480
                                                                     ----------
                                                                        131,836
                                                                     ----------
Transportation - 1.9%
Miscellaneous - 0.4%
Orient Overseas International Ltd.                         4,000         25,234
                                                                     ----------
Shipping - 1.5%
Mitsui OSK Lines Ltd.                                      9,000         82,108
Neptune Orient Lines Ltd.                                 12,000         16,555
                                                                     ----------
                                                                         98,663
                                                                     ----------
                                                                        123,897
                                                                     ----------
Aerospace & Defense - 1.8%
Aerospace - 1.8%
European Aeronautic Defence & Space
   Co., NV                                                 2,250         66,465
Northrop Grumman Corp.                                       800         53,544
                                                                     ----------
                                                                        120,009
                                                                     ----------
Industrial Resources - 1.1%
Mining & Metals - 1.1%
Mittal Steel Co. NV                                        1,700         70,206
                                                                     ----------
Total Common Stocks
   (cost $5,756,699)                                                  6,305,874
                                                                     ----------
WARRANTS - 0.8%
Technology - 0.8%
Computer Hardware/Storage - 0.2%
Compal Electronics, Inc., Citigroup Global
   Markets, expiring 1/20/10 (b)                          17,886         16,062
                                                                     ----------
Semiconductor Components - 0.6%
Taiwan Semiconductor Manufacturing Co.,
   Ltd., Salomon Smith Barney, expiring
   1/20/10 (b)                                             9,300         18,805
United Microelectronics Corp., Deutsche
   Bank, expiring 3/22/07 (b)                             28,169         18,394
                                                                     ----------
                                                                         37,199
                                                                     ----------
Total Warrants
   (cost $47,958)                                                        53,261
                                                                     ----------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Automotive - 0.2%
Hyundai Motor Co.
   (cost $16,593)                                            340         14,742
                                                                     ----------
PREFERRED STOCKS - 0.2%
Electronics - 0.2%
Samsung Electronics Co. Ltd.
   (cost $12,822)                                             25         13,424
                                                                     ----------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 1.7%
Time Deposit - 1.7%
State Street Euro Dollar
   4.60%, 12/01/06
   (cost $107,000)                                         $107         107,000
                                                                     ----------
Total Investments - 99.5%
   (cost $5,941,072)                                                  6,494,301
Other assets less liabilities - 0.5%                                     35,717
                                                                     ----------
Net Assets - 100.0%                                                  $6,530,018
                                                                     ----------

FINANCIAL FUTURES CONTRACTS
                                                     Value at       Unrealized
               Number of   Expiration   Original   November 30,    Appreciation/
Type           Contracts      Month       Value        2006       (Depreciation)
--------------------------------------------------------------------------------
EURO STOXX                  December
   50              1          2006       52,821       $52,901           $79

FORWARD CURRENCY EXCHANGE CONTRACTS

                                     U.S. $
                       Contract     Value on    U.S. $ Value at     Unrealized
                        Amount    Origination     November 30,     Appreciation/
                         (000)        Date            2006        (Depreciation)
--------------------------------------------------------------------------------
Sale Contracts:
Swiss Franc
   settling 12/15/06      56        $45,118         $46,796          $(1,678)

(a) Position, or a portion thereof, has been segregated to collateralize forward exchange currency contracts. The market value of this security amounted to $99,480.

(b)  Non-income producing security.

     An amount equivalent to U.S. $ 3,973 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2006.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt
GDR - Global Depositary Reciept

Country Breakdown*
    37.4%  United States
    11.4%  Japan
     9.5%  United Kingdom
     8.1%  France
     6.7%  Germany
     3.9%  Canada
     2.9%  Netherlands
     2.6%  Italy
     1.8%  Hong Kong
     1.8%  South Korea
     1.5%  Switzerland
     1.4%  Spain
     1.2%  Brazil
     8.1%  Other
     1.7%  Short-Term

100.0%  Total Investments

* All data are as of November 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weghtings represent less than 1.2% weightings in the following countries: Belgium, Cayman Islands, Luxembourg, Australia, Austria, Taiwan, South Africa, China, Greece, India, Hungary, Singapore, and Thailand.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS
GLOBAL RESEARCH GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)

COMPANY                                                 SHARES     U.S. $ VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 98.4%
FINANCE - 27.6%
BANKING - MONEY CENTER - 9.6%
Credit Suisse Group (Chicago)                            3,402   $      225,621
JPMorgan Chase & Co.                                     2,500          115,700
Mitsubishi UFJ Financial Group, Inc.                        10          127,216
UBS AG (Chicago)                                         2,634          158,977
                                                                 --------------
                                                                        627,514
                                                                 --------------
BANKING - REGIONAL - 2.7%
Macquarie Bank Ltd.                                        878           50,274
UniCredito Italiano SpA                                 14,423          124,866
                                                                 --------------
                                                                        175,140
                                                                 --------------
BROKERAGE & MONEY MANAGEMENT - 6.4%
Banco Itau Holding Financeira SA (ADR)                   1,100           36,828
Franklin Resources, Inc.                                   500           53,370
Janus Capital Group, Inc.                                3,200           64,832
Legg Mason, Inc.                                           700           66,752
Merrill Lynch & Co., Inc.                                  800           69,944
Nomura Holdings, Inc.                                    7,200          125,420
                                                                 --------------
                                                                        417,146
                                                                 --------------
INSURANCE - 5.1%
American International Group, Inc.                       3,000          210,960
QBE Insurance Group, Ltd.                                2,713           55,315
Swiss Reinsurance                                          811           69,434
                                                                 --------------
                                                                        335,709
                                                                 --------------
MISCELLANEOUS - 3.8%
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                             60           32,136
Citigroup, Inc.                                          3,700          183,483
NYSE Group, Inc. (a)                                       300           30,030
                                                                 --------------
                                                                        245,649
                                                                 --------------
                                                                      1,801,158
                                                                 --------------
HEALTH CARE - 13.0%
BIOTECHNOLOGY - 1.6%
Genentech, Inc. (a)                                        700           57,225
Gilead Sciences, Inc. (a)                                  600           39,552
Medimmune, Inc. (a)                                        300            9,807
                                                                 --------------
                                                                        106,584
                                                                 --------------
DRUGS - 6.3%
Allergan, Inc.                                             300           34,974
AstraZeneca PLC (ADR)                                      200           11,578
Eli Lilly & Co.                                            500           26,795
Merck & Co. Inc.                                         1,800           80,118
Novartis AG                                                709           41,441
Roche Holding AG                                           395           71,513
Sanofi-Aventis                                             373           32,859
Shionogi & Co. Ltd.                                      1,000           19,351
Takeda Pharmaceutical Co. Ltd.                             300           19,553
Teva Pharmaceutical Industries Ltd. (ADR)                1,200           38,472
Wyeth                                                      700           33,796
                                                                 --------------
                                                                        410,450
                                                                 --------------
MEDICAL PRODUCTS - 1.9%
Alcon, Inc.                                                500           54,810
Becton Dickinson & Co.                                     400           28,688
Nobel Biocare Holding AG (a)                               140           38,131
                                                                 --------------
                                                                        121,629
                                                                 --------------
MEDICAL SERVICES - 3.2%
Laboratory Corp. of America Holdings (a)                   300           21,240
Medco Health Solutions, Inc. (a)                           400           20,084
UnitedHealth Group, Inc.                                 1,400           68,712
WellPoint, Inc. (a)                                      1,300           98,371
                                                                 --------------
                                                                        208,407
                                                                 --------------
                                                                        847,070
                                                                 --------------
TECHNOLOGY - 11.1%
COMMUNICATION EQUIPMENT - 2.0%
Cisco Systems, Inc. (a)                                  2,548           68,490
Juniper Networks, Inc. (a)                               1,100           23,419
Motorola, Inc.                                             700           15,519
QUALCOMM, Inc.                                             600           21,954
                                                                 --------------
                                                                        129,382
                                                                 --------------
COMPUTER HARDWARE/STORAGE - 1.5%
Apple Computer, Inc. (a)                                   500           45,840
NEC Corp.                                                2,000            9,504
Sun Microsystems, Inc. (a)                               7,518           40,748
                                                                 --------------
                                                                         96,092
                                                                 --------------
COMPUTER PERIPHERALS - 0.4%

Network Appliance, Inc. (a)                                600           23,526
                                                                 --------------
COMPUTER SERVICES - 0.9%
CapGemini, SA                                              305           18,635
Fiserv, Inc. (a)                                           300           15,333
Infosys Technologies Ltd. (ADR)                            500           26,765
                                                                 --------------
                                                                         60,733
                                                                 --------------
INTERNET INFRASTRUCTURE - 0.5%
Akamai Technologies, Inc. (a)                              400           19,548
Fastweb                                                    295           15,342
                                                                 --------------
                                                                         34,890
                                                                 --------------
INTERNET MEDIA - 0.8%
Google, Inc.-Class A (a)                                   110           53,341
                                                                 --------------
MISCELLANEOUS - 1.1%
Canon, Inc.                                                800           42,076
Hoya Corp.                                                 800           31,386
                                                                 --------------
                                                                         73,462
                                                                 --------------

SEMICONDUCTOR CAPITAL EQUIPMENT - 0.2%
ASML Holding NV (a)                                        382            9,502
                                                                 --------------
SEMICONDUCTOR COMPONENTS - 1.0%
Broadcom Corp.-Class A (a)                                 400           13,132
NVIDIA Corp. (a)                                           600           22,194
Samsung Electronics Co. Ltd.                                 4            2,742
Samsung Electronics Co., Ltd. (GDR) (b)                     30           10,260
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                            1,547           16,630
                                                                 --------------
                                                                         64,958
                                                                 --------------
SOFTWARE - 2.7%
Adobe Systems, Inc. (a)                                    595           23,877
BEA Systems, Inc. (a)                                      600            8,262
Citrix Systems, Inc. (a)                                   400           11,496
Microsoft Corp.                                          2,300           67,459
Oracle Corp. (a)                                         2,100           39,963
SAP AG                                                     123           25,711
                                                                 --------------
                                                                        176,768
                                                                 --------------
                                                                        722,654
                                                                 --------------
ENERGY - 9.9%
DOMESTIC PRODUCERS - 2.0%
Noble Energy, Inc.                                       2,400          128,400
                                                                 --------------
INTERNATIONAL - 1.3%
LUKOIL (ADR)                                               452           40,228
Petroleo Brasileiro SA (NY) (ADR)                          500           42,450
                                                                 --------------
                                                                         82,678
                                                                 --------------
OIL SERVICE - 6.6%
BJ Services Co.                                          2,300           77,671
GlobalSantaFe Corp.                                      1,100           66,000
Halliburton Co.                                          5,200          175,448
Nabors Industries Ltd. (a)                               3,300          111,408
                                                                 --------------
                                                                        430,527
                                                                 --------------
                                                                        641,605
                                                                 --------------
CONSUMER SERVICES - 8.6%
ADVERTISING - 0.1%
Monster Worldwide, Inc. (a)                                200            8,730
                                                                 --------------
AIRLINES - 0.6%
easyJet PLC (a)                                          3,574           41,906
                                                                 --------------
BROADCASTING & CABLE - 0.7%
Societe Television Francaise 1                           1,216           45,016
                                                                 --------------
CELLULAR COMMUNICATIONS - 0.9%
America Movil SA de CV Series L (ADR)                    1,100           48,917
China Mobile Ltd.                                        1,500           12,607
                                                                 --------------
                                                                         61,524
                                                                 --------------
MISCELLANEOUS - 0.3%
Electronic Arts, Inc. (a)                                  300           16,755
                                                                 --------------
RESTAURANTS & LODGING - 2.5%
Accor, SA                                                  518           37,719
Ctrip.com International Ltd. (ADR)                         200           11,104
Hilton Hotels Corp.                                      2,000           65,660

Punch Taverns PLC                                        2,049           46,572
                                                                 --------------
                                                                        161,055
                                                                 --------------
RETAIL - GENERAL MERCHANDISE - 3.5%
Best Buy Co., Inc.                                         800           43,976
Kohl's Corp. (a)                                           700           48,720
Marks & Spencer Group PLC                                2,223           29,905
Target Corp.                                               900           52,281
Wal-Mart Stores, Inc.                                    1,100           50,710
                                                                 --------------
                                                                        225,592
                                                                 --------------
                                                                        560,578
                                                                 --------------
BASIC INDUSTRY - 7.7%
CHEMICALS - 2.0%
Air Products & Chemicals, Inc.                           1,100           76,054
Hitachi Chemical Co., Ltd.                               2,100           55,521
                                                                 --------------
                                                                        131,575
                                                                 --------------
MINING & METALS - 5.7%
China Shenhua Energy Co. Ltd.-Class H                   34,000           65,382
Cia Vale do Rio Doce (ADR)                               2,700           74,952
Cia Vale do Rio Doce (Sponsored) (ADR)                     800           18,840
MMC Norilsk Nickel (ADR)                                   234           36,270
Rio Tinto PLC                                            1,770           94,925
Xstrata PLC                                              1,805           81,184
                                                                 --------------
                                                                        371,553
                                                                 --------------
                                                                        503,128
                                                                 --------------
CONSUMER STAPLES - 6.9%
BEVERAGES - 0.7%
SABMiller PLC                                            2,144           44,920
                                                                 --------------
FOOD - 2.4%
Hershey Co.                                                500           26,485
Nestle, SA                                                 216           76,371
WM Wrigley Jr Co.                                        1,000           52,440
                                                                 --------------
                                                                        155,296
                                                                 --------------
HOUSEHOLD PRODUCTS - 1.7%
Procter & Gamble Co.                                     1,800          113,022
                                                                 --------------
TOBACCO - 2.1%
Altria Group, Inc.                                       1,200          101,052
British American Tobacco PLC                             1,281           36,329
                                                                 --------------
                                                                        137,381
                                                                 --------------
                                                                        450,619
                                                                 --------------
CONSUMER MANUFACTURING - 5.4%
AUTO & RELATED - 2.2%
Denso Corp.                                                700           26,407
Honda Motor Co. Ltd.                                       800           28,172
Toyota Motor Corp.                                       1,500           90,074
                                                                 --------------
                                                                        144,653
                                                                 --------------
BUILDING & RELATED - 2.3%
American Standard Cos, Inc.                                700           31,367
CRH PLC                                                    997           37,636
Daiwa House Industry Co. Ltd.                            1,000           17,478
Pulte Homes, Inc.                                          500           16,870

Vinci, SA                                                  387           48,755
                                                                 --------------
                                                                        152,106
                                                                 --------------
MISCELLANEOUS - 0.9%
Bunge, Ltd.                                                800           56,400
                                                                 --------------
                                                                        353,159
                                                                 --------------
CAPITAL GOODS - 5.2%
ELECTRICAL EQUIPMENT - 1.3%
Atlas Copco AB-Class A                                   1,039           30,713
Emerson Electric Co.                                       600           52,020
                                                                 --------------
                                                                         82,733
                                                                 --------------
ENGINEERING & CONSTRUCTION - 1.3%
ABB Ltd.                                                 3,239           52,602
Fluor Corp.                                                400           34,832
                                                                 --------------
                                                                         87,434
                                                                 --------------
MISCELLANEOUS - 2.6%
General Electric Co.                                     3,000          105,840
Nitto Denko Corp.                                          100            4,808
United Technologies Corp.                                  900           58,077
                                                                 --------------
                                                                        168,725
                                                                 --------------
                                                                        338,892
                                                                 --------------
MULTI-INDUSTRY COMPANIES - 1.3%
MULTI-INDUSTRY COMPANIES - 1.3%
Danaher Corp.                                              600           43,872
Mitsui & Co. Ltd.                                        3,000           40,603
                                                                 --------------
                                                                         84,475
                                                                 --------------
AEROSPACE & DEFENSE - 1.3%
AEROSPACE - 1.3%
BAE Systems PLC                                          3,671           28,001
Boeing Co.                                                 600           53,118
                                                                 --------------
                                                                         81,119
                                                                 --------------
UTILITIES - 0.4%
TELEPHONE UTILITY - 0.4%
AT&T, Inc.                                                 300           10,173
Nippon Telegraph & Telephone Corp.                           3           15,148
                                                                 --------------
                                                                         25,321
                                                                 --------------
Total Common Stocks
   (cost $5,944,450)                                                  6,409,778
                                                                 --------------

WARRANTS - 0.8%
TECHNOLOGY - 0.8%
COMPUTER HARDWARE/STORAGE - 0.1%
High Tech Computer Co., Credit Suisse FB
   Nassau Bank of America, expiring
   9/18/08 (a)                                             420            9,675
                                                                 --------------

CONTRACT MANUFACTURING - 0.3%
HON HAI Precision Industry Co., Ltd.,
   Citigroup Global Markets, expiring
   1/17/07 (a)                                           2,600           18,913
                                                                 --------------

ELECTRONIC COMPONENTS - 0.1%
AU Optronics, Credit Suisse First Boston,
   expiring 3/05/09 (a)                                  6,200            8,308
Largan Precision Co. Ltd., Citigroup Global
   Markets, expiring 1/20/10 (a)                             1               19
                                                                 --------------
                                                                          8,327
                                                                 --------------
SEMICONDUCTOR COMPONENTS - 0.3%
Advanced Semiconductor Engineering,
   Inc., Citigroup Global Markets, expiring
   1/20/10 (a)                                           9,000           10,260
Novatek Microelectronics Corp. Ltd.,
   Deutsche Bank AG Lodon, expiring
   11/02/16 (a)(b)                                       1,900            8,509
                                                                 --------------
                                                                         18,769
                                                                 --------------
Total Warrants
   (cost $53,127)                                                        55,684
                                                                 --------------
TOTAL INVESTMENTS - 99.2%
   (cost $5,997,577)                                                  6,465,462
Other assets less liabilities - 0.8%                                     50,718
                                                                 --------------
NET ASSETS - 100.0%                                              $    6,516,180
                                                                 --------------

(a) NON-INCOME PRODUCING SECURITY. SECURITY IS EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES ARE CONSIDERED LIQUID AND MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30, 2006, THE MARKET VALUE OF THESE SECURITIES

(b)   AMOUNTED TO $37,682 OR 0.6% OF NET ASSETS.

      PLEASE NOTE: THE SECTOR CLASSIFICATIONS PRESENTED HEREIN ARE BASED ON THE SECTOR CATEGORIZATION METHODOLOGY OF THE ADVISER.

GLOSSARY:

ADR  -  AMERICAN DEPOSITARY RECEIPT
GDR  -  GLOBAL DEPOSITARY RECIEPT

COUNTRY BREAKDOWN*

  52.1%   United States
  12.2%   Switzerland
  10.1%   Japan
   6.4%   United Kingdom
   2.8%   France
   2.7%   Brazil
   2.6%   Bermuda
   2.2%   Italy
   1.6%   Australia
   1.4%   China
   1.2%   Russia
   1.1%   Taiwan
   0.8%   Mexico
   2.8%   Other
-------
 100.0%   Total Investments
=======

* ALL DATA ARE AS OF NOVEMBER 30, 2006. THE FUND'S COUNTRY BREAKDOWN IS EXPRESSED AS A PERCENTAGE OF TOTAL INVESTMENTS AND MAY VARY OVER TIME. "OTHER" COUNTRY WEGHTINGS REPRESENT LESS THAN 0.8% WEIGHTINGS IN THE FOLLOWING
COUNTRIES: ISRAEL, IRELAND, SWEDEN, INDIA, GERMANY, SOUTH KOREA, LUXEMBOURG, AND NETHERLANDS.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT
DURATION BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2006(UNAUDITED)

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT & GOVERNMENT SPONSORED
AGENCY OBLIGATIONS-51.8%
FEDERAL AGENCY - COLLATERALIZED MORTGAGE
OBLIGATIONS-5.7%
Federal Home Loan Mortgage Corp.
  Series 227 Class IO
   5.00%, 12/01/34                                 $     7,512   $    1,757,984
  Series 232 Class IO
   5.00%, 8/01/35                                       10,532        2,371,039
  Series R007 Class AC
   5.875%, 5/15/16                                      37,431       37,641,997
  Series R008 Class FK
   5.72%, 7/15/23                                        2,301        2,307,044
Federal National Mortgage Association
  Series 2003-W13 Class AV2
   5.46%, 10/25/33                                       1,572        1,572,052
  Series 2006-21 Class CA
   5.50%, 3/25/29                                        5,009        5,016,234
  Series 337 Class 2
   5.00%, 7/01/33                                        5,832        1,294,080
  Series 353 Class 2
   5.00%, 8/01/34                                        8,927        2,028,363
  Series 357 Class 2
   5.00%, 3/01/35                                       21,150        4,762,072
                                                                 --------------
                                                                     58,750,865
                                                                 --------------
FEDERAL AGENCY-20.0%
Federal Home Loan Bank
  5.125%, 6/13/08                                       18,520       18,609,970
  5.375%, 8/19/11                                       21,890       22,488,297
Federal Home Loan Mortgage Corp.
  3.875%, 6/15/08                                       16,380       16,159,902
  4.00%, 8/17/07                                        31,210       30,964,034
  5.45%, 5/23/08                                         3,920        3,927,017
Federal National Mortgage Association
  4.25%, 5/15/09                                        24,175       23,899,066
  4.90%, 11/28/07                                        8,650        8,629,831
  5.00%, 2/27/08                                        13,210       13,180,864
  5.75%, 2/15/08                                        42,335       42,726,345


--------------------------------------------------------------------------------
1 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

  6.625%, 9/15/09                                  $    26,000   $   27,254,110
                                                                 --------------
                                                                    207,839,436
                                                                 --------------
MORTGAGE PASS THRU'S-12.1%
Federal Home Loan Mortgage Corp.
  4.114%, 1/01/35                                        6,359        6,349,759
  4.214%, 4/01/35                                        8,491        8,349,899
  4.238%, 10/01/35                                       2,575        2,570,359
  4.399%, 9/01/34                                        1,827        1,825,514
  5.00%, 4/01/21                                        21,240       21,035,123
  7.00%, 5/01/35                                         9,307        9,586,487
Federal National Mortgage Association
  4.108%, 11/01/34                                       2,080        2,084,156
  4.115%, 12/01/34                                       5,930        5,929,460
  4.228%, 9/01/34                                        2,925        2,940,700
  4.375%, 8/01/34                                        1,467        1,473,869
  4.409%, 8/01/34                                        1,719        1,725,016
  4.486%, 5/01/33                                        2,419        2,436,646
  4.52%, 8/01/35                                           843          843,205
  4.548%, 7/01/35                                        2,583        2,587,278
  4.789%, 7/01/35                                        1,911        1,911,881
  5.49%, 5/01/36                                         4,322        4,345,735
  5.806%, 3/01/36                                        8,111        8,221,103
  5.94%, 6/01/36                                         5,368        5,408,343
  6.00%, 12/01/09-6/01/20                                1,416        1,437,316
  6.665%, 1/01/36                                        3,253        3,335,312
  7.00%, 2/01/31-12/01/34                                1,322        1,365,554
Government National Mortgage Association
  6.00%, TBA                                            30,000       30,393,764
                                                                 --------------
                                                                    126,156,479
                                                                 --------------
U.S. TREASURY NOTES-14.0%
United States Treasury Inflation Indexed Note
  3.50%, 1/15/11                                        15,962       16,772,846
United States Treasury Notes
  3.50%, 8/15/09                                        82,125       80,039,764
  3.625%, 4/30/07                                          185          183,981
  4.875%, 5/31/11(a)                                    22,720       23,113,170
  5.00%, 7/31/08-8/15/11                                25,200       25,733,254
                                                                 --------------
                                                                    145,843,015
                                                                 --------------
Total U.S. Government & Government
  Sponsored Agency Obligations
  (cost $536,059,970)                                               538,589,795
                                                                 --------------


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 2

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

CORPORATE DEBT OBLIGATIONS-19.0%
FINANCIAL INSTITUTIONS-11.0%
BANKING-0.8%
UBS Preferred Funding Trust I
  8.622%, 10/29/49                                 $     3,885   $    4,335,594
Washington Mutual Bank
  4.50%, 8/25/08                                         3,915        3,873,113
                                                                 --------------
                                                                      8,208,707
                                                                 --------------
BROKERAGE-2.5%
Merrill Lynch & Co., Inc.
  6.56%, 12/16/07                                       13,165       13,338,673
The Goldman Sachs Group, Inc.
  4.125%, 1/15/08                                       12,795       12,660,985
                                                                 --------------
                                                                     25,999,658
                                                                 --------------
FINANCE COMPANIES-5.1%
American General Finance Corp.
  5.653%, 8/17/11                                        9,500        9,530,676
Capital One Financial Corp.
  5.67%, 9/10/09                                         4,800        4,816,411
CIT Group, Inc.
  5.493%, 8/17/09                                        4,775        4,778,400
  7.75%, 4/02/12                                         8,500        9,459,939
Countrywide Home Loans, Inc.
  4.00%, 3/22/11                                        12,680       12,094,564
International Lease Finance Corp.
  5.625%, 6/01/07                                       12,065       12,077,174
                                                                 --------------
                                                                     52,757,164
                                                                 --------------
INSURANCE-1.7%
Marsh & McLennan Cos., Inc.
  5.375%, 3/15/07                                        7,725        7,721,709
WellPoint, Inc.
  3.75%, 12/14/07                                        9,886        9,729,979
  3.50%, 9/01/07                                           295          290,663
                                                                 --------------
                                                                     17,742,351
                                                                 --------------
REAL ESTATE INVESTMENT TRUST-0.9%
Simon Property Group LP
  6.375%, 11/15/07                                       3,804        3,835,288


--------------------------------------------------------------------------------
3 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

Vornado Realty LP
  5.625%, 6/15/07                                  $     5,840   $    5,836,718
                                                                 --------------
                                                                      9,672,006
                                                                 --------------
                                                                    114,379,886
                                                                 --------------
INDUSTRIAL-6.8%
BASIC INDUSTRY-0.1%
Weyerhaeuser Co.
  6.125%, 3/15/07                                          569          569,862
                                                                 --------------
CAPITAL GOODS-0.5%
Waste Management, Inc.
  6.50%, 11/15/08                                        5,623        5,754,443
                                                                 --------------
COMMUNICATIONS-3.3%
British Sky Broadcasting Group PLC
  6.875%, 2/23/09                                        7,340        7,601,744
Cingular Wireless LLC
  5.625%, 12/15/06                                         615          615,009
Comcast Cable Communications, Inc.
  8.375%, 5/01/07                                        9,510        9,629,103
Sprint Capital Corp.
  6.00%, 1/15/07                                        10,290       10,290,443
Verizon Global Funding Corp.
  6.125%, 6/15/07                                        6,705        6,733,939
                                                                 --------------
                                                                     34,870,238
                                                                 --------------
CONSUMER CYCLICAL - AUTOMOTIVE-0.7%
DaimlerChrysler North America Corp.
  4.125%, 3/07/07                                        5,895        5,874,674
  4.875%, 6/15/10                                        1,210        1,186,087
                                                                 --------------
                                                                      7,060,761
                                                                 --------------
CONSUMER NON CYCLICAL-1.6%
General Mills, Inc.
  5.125%, 2/15/07                                        3,860        3,857,140
Safeway, Inc.
  6.50%, 11/15/08                                        4,495        4,593,409
The Kroger Co.
  7.80%, 8/15/07                                         8,420        8,555,452
                                                                 --------------
                                                                     17,006,001
                                                                 --------------
TECHNOLOGY-0.2%
Oracle Corp.
  5.00%, 1/15/11                                         1,725        1,722,373
                                                                 --------------


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 4

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

TRANSPORTATION - RAILROADS-0.4%
CSX Corp.
  6.25%, 10/15/08                                  $     3,765   $    3,833,643
                                                                 --------------
                                                                     70,817,321
                                                                 --------------
UTILITIES-1.2%
ELECTRIC-1.2%
Duke Energy Corp.
  3.75%, 3/05/08                                         8,285        8,143,749
Pacific Gas & Electric Co.
  3.60%, 3/01/09                                         3,945        3,824,539
                                                                 --------------
                                                                     11,968,288
                                                                 --------------
Total Corporate Debt Obligations
  (cost $197,387,691)                                               197,165,495
                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS-11.5%
Adjustable Rate Mortgage Trust
  Series 2005-11 Class 5M1
   5.79%, 2/25/36                                        4,155        4,171,495
  Series 2005-4 Class 3A1
   4.998%, 8/25/35                                       4,757        4,711,916
American Home Mortgage Assets
  Series 2006-3 Class 1A1
  6.008%, 10/25/46                                       2,513        2,512,878
American Home Mortgage Investment Trust
  Series 2005-2 Class 2A1
  6.89%, 9/25/45                                           230          232,024
Bear Stearns Alt-A Trust
  Series 2005-10 Class 24A1
   5.947%, 1/25/36                                       1,479        1,496,359
  Series 2006-1 Class 22A1
   5.408%, 2/25/36                                       4,243        4,248,767
  Series 2006-2 Class 23A1
   5.976%, 3/25/36                                       3,985        4,014,851
  Series 2006-3 Class 22A1
   6.237%, 5/25/36                                       3,087        3,123,023
Citigroup Mortgage Loan Trust, Inc.
  Series 2005-2 Class 1A4
   5.111%, 5/25/35                                       3,417        3,392,111
  Series 2005-WF2 Class AF3
   4.871%, 8/25/35                                       5,000        4,949,900
Countrywide Alternative Loan Trust
  Series 2005-17 Class 1A2
   5.60%, 7/25/35                                          967          966,318


--------------------------------------------------------------------------------
5 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
  Series 2005-62 Class 2A1
   5.664%, 12/25/35                                $     2,451   $    2,453,569
  Series 2006-0A10 Class M5
   5.92%, 8/25/46                                        1,500        1,489,860
  Series 2006-0A14 Class 3A1
   5.514%, 11/25/46                                      2,436        2,436,212
Countrywide Home Loans
  Series 2006-HYB4 Class 2A1
  5.832%, 6/20/36                                        3,001        3,021,126
Credit Suisse First Boston Mortgage
  Securities Corp.
  Series 2005-11 Class 3A6
  5.50%, 12/25/35                                        6,105        6,094,303
Deutsche Alt-A Securities, Inc. Mortgage
  Loan Trust
  Series 2005-AR1 Class 1A1
   5.63%, 8/25/35                                          216          216,867
  Series 2006-AB2 Class A7
   5.961%, 6/25/36                                       4,917        4,915,498
Homebanc Mortgage Trust
  Series 2005-4 Class A2
  5.65%, 10/25/35                                        4,986        4,993,743
Indymac Index Mortgage Loan Trust
  Series 2006-AR7 Class 4A1
  6.26%, 5/25/36                                         1,902        1,934,169
JPMorgan Alternative Loan Trust
  Series 2006-A4 Class A1
  5.95%, 9/25/36                                         7,268        7,386,679
JPMorgan Mortgage Trust
  Series 2006-A4 Class 1A1
  5.848%, 6/25/36                                        3,582        3,613,013
Merrill Lynch Mortgage Investors, Inc.
  Series 2005-A8 Class A1C1
   5.25%, 8/25/36                                        2,188        2,151,551
  Series 2006-A1 Class 2A1
   6.20%, 3/25/36                                        4,230        4,280,232
MLCC Mortgage Investors, Inc.
  Series 2004-A Class A1
  5.55%, 4/25/29                                           238          238,141
MortgageIT Trust
  Series 2005-4 Class M1
  5.77%, 10/25/35                                        2,050        2,049,702
Nomura Asset Acceptance Corp.
  Series 2006-WF1 Class A2
  5.755%, 6/25/36                                        6,125        6,159,913


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 6

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

Residential Asset Mortgage Products, Inc.
  Series 2004-SL4 Class A4
  7.00%, 7/25/32                                   $     1,553   $    1,589,976
Residential Funding Mortgage Securities I,
  Inc. Series 2005-SA3 Class 3A
  5.238%, 8/25/35                                        2,969        2,950,693
Specialty Underwriting & Residential Finance
  Series 2005-AB2 Class M1
  5.77%, 6/25/36                                         2,000        2,008,760
Structured Adjustable Rate Mortgage Loan
  Series 2005-5 Class A3
   5.55%, 5/25/35                                          694          694,297
  Series 2005-9 Class 2A1
   6.064%, 5/25/35                                       1,604        1,615,741
Structured Asset Mortgage Investment, Inc.
  Series 2004-AR5 Class 1A1
  5.65%, 10/19/34                                        1,616        1,615,075
Structured Asset Securities Corp.
  Series 2002-11A Class 1A
   6.844%, 6/25/32                                          15           15,400
  Series 2003-21 Class 2A1
   4.00%, 8/25/33                                        7,636        7,387,989
Washington Mutual
  Series 2006-AR11 Class 1A
   5.624%, 9/25/46                                       2,216        2,216,610
  Series 2006-AR11 Class 3A1A
   5.584%, 9/25/46                                       1,762        1,762,631
  Series 2006-AR4 Class 1A1B
   5.698%, 5/25/46                                       2,115        2,114,744
  Series 2006-AR9 Class 1AB2
   5.54%, 8/25/46                                        4,575        4,577,013
Wells Fargo Mortgage Backed Securities Trust
  Series 2006-AR11 Class A4
  5.539%, 8/25/36                                        4,072        4,047,084
                                                                 --------------
Total Collateralized Mortgage Obligations
  (cost $119,649,425)                                               119,850,233
                                                                 --------------

COMMERCIAL MORTGAGE BACKED SECURITIES-6.5%
Asset Securitization Corp.
  Series 1996-MD6 Class A1C
  7.04%, 11/13/29                                          150          150,337
Banc of America Commercial Mortgage, Inc.
  Series 2006-6 Class A2
  5.309%, 10/10/45                                       6,800        6,881,124


--------------------------------------------------------------------------------
7 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

Banc of America Large Loan, Inc.
  Series 2005-MIB1 Class C
  5.63%, 3/15/22(b)                                $     2,500   $    2,500,000
Commercial Mortgage Pass Through
  Certificates
  Series 2005-FL11 Class D
   5.66%, 11/15/17(b)                                    1,968        1,969,109
  Series 2005-F10A Class A1
   5.42%, 4/15/17(b)                                     3,667        3,667,491
Credit Suisse First Boston Mortgage
  Securities Corp.
  Series 2005-TF2A Class F
   5.82%, 9/15/20(b)                                     1,435        1,434,986
  Series 2005-TF2A Class G
   5.87%, 9/15/20(b)                                     1,435        1,434,986
Credit Suisse Mortgage Capital Certificates
  Series 2006-TF2A Class SVD
  5.79%, 10/15/21(b)                                     2,400        2,400,024
First Union Lehman Brothers Bank of America
  Series 1998-C2 Class A2
  6.56%, 11/18/35                                          525          531,856
GE Capital Commercial Mortgage Corp.
  Series 2005-C3 Class A3FX
  4.863%, 7/10/45                                        5,665        5,639,564
JPMorgan Chase Commercial Mortgage
  Securities Corp.
  Series 2005-LDP5 Class A2
  5.198%, 12/15/44                                       5,847        5,881,370
LB-UBS Commercial Mortgage Trust
  Series 2006-C6 Class A2
   5.262%, 9/15/39                                      10,000       10,098,900
  Series 2004-C7, Class A2
   3.992%, 10/15/29                                      9,155        8,902,248
  Series 2003-C5 Class A3
   4.254%, 7/15/27                                       7,435        7,224,961
Lehman Brothers Floating Rate Commercial
  Mortgage Trust
  Series 2004-LLFA Class C
  5.63%, 10/15/17(b)                                     2,400        2,400,240
Morgan Stanley Capital I
  Series 2005-XLF Class G
   5.69%, 8/15/19(b)                                     2,000        2,000,000
  Series 2005-XLF Class H
   5.71%, 8/15/19(b)                                     1,000        1,000,000


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 8

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

Nomura Asset Securities Corp.
  Series 1998-D6 Class A1B
  6.59%, 3/15/30                                   $     1,010   $    1,024,908
Wachovia Bank Commercial Mortgage Trust
  Series 2006-WL7A Class H
  5.72%, 9/15/21(b)                                      2,600        2,599,974
                                                                 --------------
Total Commercial Mortgage Backed Securities
  (cost $67,431,188)                                                 67,742,078
                                                                 --------------

ASSET-BACKED SECURITIES-6.3%
Ace Securities Corp.
  Series 2003-0P1 Class A2
  5.68%, 12/25/33                                           25           24,648
American General Mortgage Loan Trust
  Series 2003-1 Class A3
  4.03%, 4/25/33                                         2,873        2,804,043
Capital Auto Receivables Asset Trust
  Series 2005-SN1A Class A3A
  4.10%, 6/15/08                                           252          250,910
Citifinancial Mortgage Securities, Inc.
  Series 2004-1 Class AF2
  2.645%, 4/25/34                                          864          846,066
Credit-Based Asset Servicing &
  Securities, Inc.
  Series 2003-CB1 Class AF
   3.45%, 1/25/33                                        1,621        1,549,257
  Series 2003-CB3 Class AF1
   2.879%, 12/25/32                                      2,180        2,063,765
  Series 2005-CB4 Class AF2
   4.751%, 8/25/35                                       2,250        2,221,875
  Series 2005-RP2 Class AF2
   5.75%, 9/25/35(b)                                     1,800        1,804,356
DB Master Finance, LLC
  Series 2006-1 Class A2
  5.779%, 6/20/31(b)                                     1,600        1,637,920
First Franklin Mortgage Loan Trust
  Series 2004-FF4 Class A2
  5.61%, 6/25/34                                           683          683,056
GE Dealer Floorplan Master Note Trust
  Series 2006-2 Class A
  5.39%, 4/20/13                                         4,360        4,365,145
Home Equity Mortgage Trust
  Series 2005-3 Class M1
   5.86%, 11/25/35                                         800          801,560
  Series 2005-4 Class A3


--------------------------------------------------------------------------------
9 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

   4.742%, 1/25/36                                 $     3,480   $    3,443,982
  Series 2006-1 Class A2
   5.30%, 5/25/36                                        4,010        4,007,995
  Series 2006-5 Class A1
   5.50%, 1/25/37                                        4,503        4,504,160
Household Home Equity Loan Trust
  Series 2006-1 Class M1
  5.60%, 1/20/36                                         2,686        2,685,182
HSI Asset Securitization Corp. Trust
  Series 2006-OPT1 Class 2A1
  5.40%, 12/25/35                                        5,146        5,145,715
IXIS Real Estate Capital Trust
  Series 2004-HE4 Class A1
  5.69%, 2/25/35                                           798          798,474
Lehman XS Trust
  Series 2005-2 Class 1M1
   5.82%, 8/25/35                                        5,000        5,008,000
  Series 2006-1 Class 1M1
   5.77%, 2/25/36                                        4,000        4,016,760
Long Beach Mortgage Loan Trust
  Series 2004-3 Class M2
  5.92%, 7/25/34                                           400          401,860
Master Asset Backed Securities Trust
  Series 2004-HE1 Class A1
   5.72%, 9/25/34                                        1,458        1,460,481
  Series 2004-WMC3 Class A4
   5.61%, 10/25/34                                         174          173,839
Option One Mortgage Loan Trust
  Series 2006-2 Class 2A2
  5.42%, 7/25/36                                         4,215        4,215,000
Providian Gateway Master Trust
  Series 2004-DA Class A
  3.35%, 9/15/11(b)                                      2,900        2,856,026
Residential Asset Mortgage Products, Inc.
  Series 2004-RS4 Class AI4
  4.911%, 4/25/34                                           25           24,801
Residential Asset Securities Corp.
  Series 2006-KS3 Class AI2
  5.44%, 4/25/36                                         1,800        1,800,281
Saxon Asset Securities Trust
  Series 2005-4 Class A2A
  5.41%, 11/25/37                                          737          736,980
SLM Student Loan Trust
  Series 2005-10 Class A2
  5.387%, 4/27/15                                        3,201        3,200,749


--------------------------------------------------------------------------------
       ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 10

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

Structured Asset Investment Loan Trust
  Series 2005-HE1 Class A4
  5.48%, 7/25/35                                   $     1,441   $    1,442,137
                                                                 --------------
Total Asset-Backed Securities
  (cost $64,994,538)                                                 64,975,023
                                                                 --------------

SHORT-TERM INVESTMENTS-5.6%
CERTIFICATE OF DEPOSIT-0.6%
Royal Bank of Scotland PLC
  4.755%, 1/12/07                                        6,090        6,090,034
                                                                 --------------
COMMERCIAL PAPER-3.8%
Credit Suisse First Boston
  Zero coupon, 12/12/06                                 11,000       10,982,387
Societe Generale
  Zero coupon, 12/12/06                                 25,000       24,960,087
UBS Finance, LLC
  Zero coupon, 12/01/06                                  3,800        3,800,000
                                                                 --------------
                                                                     39,742,474
                                                                 --------------
TIME DEPOSIT-1.2%
State Street Euro Dollar
  4.60%, 12/01/06                                       12,128       12,128,000
                                                                 --------------
Total Short-Term Investments
  (cost $57,960,508)                                                 57,960,508
                                                                 --------------
TOTAL INVESTMENTS - 100.7%
  (COST $1,043,483,320)                                           1,046,283,132
Other assets less liabilities(c) - (0.7)%                            (7,093,859)
                                                                 --------------

NET ASSETS - 100%                                                $1,039,189,273
                                                                 --------------
INTEREST RATE SWAP TRANSACTIONS

                                                             RATE TYPE
                                                 ----------------------------------

                   NOTIONAL
      SWAP          AMOUNT                        PAYMENTS MADE   PAYMENTS RECEIVED     UNREALIZED
  COUNTERPARTY      (000)     TERMINATION DATE     BY PORTFOLIO      BY PORTFOLIO      APPRECIATION
----------------------------------------------------------------------------------------------------
Lehman Brothers     25,000        1/27/08         3 Month LIBOR*        4.835%           $ 144,967

* LIBOR (LONDON INTERBANK OFFERED RATE)


--------------------------------------------------------------------------------
11 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                         VALUE AT
               NUMBER OF   EXPIRATION     ORIGINAL     NOVEMBER 30,    UNREALIZED
    TYPE       CONTRACTS     MONTH         VALUE           2006       APPRECIATION
-----------------------------------------------------------------------------------
U.S. T-Notes
Futures           645      March 2007   $ 70,193,277   $ 70,425,938    $ 232,661

(a)   REPRESENTS ENTIRE OR PARTIAL POSITION SEGREGATED AS COLLATERAL FOR SWAPS.

(b) SECURITY IS EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES ARE CONSIDERED LIQUID AND MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30, 2006, THE AGGREGATE MARKET VALUE OF THESE SECURITIES AMOUNTED TO $27,705,112 OR 2.7% OF NET ASSETS.

(c) THE AMOUNT OF U.S. $318,498 HAS BEEN SEGREGATED AS COLLATERAL FOR THE FINANCIAL FUTURES CONTRACTS OUTSTANDING AT NOVEMBER 30, 2006.

GLOSSARY:

       TBA - TO BE ANNOUNCED.

PLEASE NOTE: THE SECTOR CLASSIFICATIONS PRESENTED HEREIN ARE BASE ON THE SECTOR CATEGORIZATION METHODOLOGY OF THE ADVISER.


--------------------------------------------------------------------------------
       ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 12

ALLIANCEBERNSTEIN POOLING PORTFOLIOS -
INTERMEDIATE DURATION BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006(UNAUDITED)

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT & GOVERNMENT
SPONSORED AGENCY OBLIGATIONS-
45.5%
FEDERAL AGENCY - COLLATERALIZED MORTGAGE
OBLIGATIONS-0.8%
Fannie Mae Grantor Trust
   Series 2004-T5 Class AB4
   6.149%, 5/28/35(a)                              $     1,257   $    1,257,527
Federal Home Loan Mortgage Corp.
   Series R007 Class AC
   5.875%, 5/15/16(a)                                    7,850        7,894,508
                                                                 --------------
                                                                      9,152,035
                                                                 --------------
MORTGAGE PASS THRU'S-36.2%
Federal Home Loan Mortgage Corp.
   4.50%, 4/01/35-6/01/36(a)                            22,569       21,482,988
   5.00%, 4/01/21(a)                                     3,481        3,447,088
Federal National Mortgage Association
   4.101%, 10/01/34(a)                                   2,292        2,281,871
   4.115%, 12/01/34(a)                                   3,454        3,453,237
   4.237%, 9/01/34(a)                                    4,057        4,064,745
   4.409%, 8/01/34(a)                                    4,564        4,581,468
   4.50%, 5/01/20-9/01/21(a)                            32,802       31,937,684
   4.724%, 4/01/35(a)                                    1,525        1,525,113
   5.00%, 4/01/19-2/01/36(a)                            56,100       55,235,558
   5.49%, 5/01/36(a)                                     1,412        1,419,880
   5.50%, 4/01/33-5/01/36(a)                           114,265      113,981,037
   5.50%, TBA                                           48,880       48,696,700
   5.806%, 3/01/36(a)                                    4,941        5,008,258
   5.94%, 6/01/36(a)                                     3,665        3,692,921
   6.00%, TBA                                           48,330       48,843,506
   6.50%, 1/01/36(a)                                     3,157        3,229,851
   6.50%, TBA                                           33,910       34,598,780
Government National Mortgage Association
   6.00%, 4/15/36(a)                                    18,193       18,486,348
   6.00%, TBA                                           26,155       26,536,181
                                                                 --------------
                                                                    432,503,214
                                                                 --------------
U.S. TREASURY BONDS-6.8%
United States Treasury Bonds

--------------------------------------------------------------------------------
1 o ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

   4.50%, 2/15/36(a)                               $    44,815   $   44,370,345
   8.75%, 5/15/17(a)                                    27,630       37,289,697
                                                                 --------------
                                                                     81,660,042
                                                                 --------------
U.S. TREASURY NOTE-1.7%
United States Treasury Notes
   4.875%, 5/31/11(a)                                   19,755       20,096,861
                                                                 --------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $536,792,092)                                              543,412,152
                                                                 --------------

CORPORATE DEBT OBLIGATIONS-16.3%
FINANCIAL INSTITUTIONS-7.1%
BANKING-2.8%
Bank of America Corp.
   4.50%, 8/01/10(a)                                     3,496        3,444,976
Bank of Tokyo - Mitsubishi UFJ Ltd. NY
   7.40%, 6/15/11(a)                                       170          185,661
Barclays Bank PLC
   8.55%, 9/29/49(a)(b)                                    961        1,086,857
BOI Capital Funding Number 2
   5.571%, 8/01/49(a)(b)                                   375          370,794
Citigroup, Inc.
   4.625%, 8/03/10(a)                                    2,357        2,332,299
   5.00%, 9/15/14(a)                                     1,325        1,309,752
   5.53%, 6/09/09(a)                                       421          422,122
Credit Suisse First Boston USA, Inc.
   5.50%, 8/15/13(a)                                     1,812        1,854,712
JPMorgan Chase & Co.
   6.75%, 2/01/11(a)                                     2,530        2,685,134
MBNA Corp.
   4.625%, 9/15/08(a)                                    1,362        1,349,470
Mitsubishi UFG Capital Finance 1, Ltd.
   6.346%, 7/25/16(a)                                      770          795,529
RBS Capital Trust III
   5.512%, 9/29/49(a)                                      562          558,854
Resona Bank, Ltd.
   5.85%, 9/29/49(a)(b)                                    330          326,729
Resona Preferred Global Securities
   7.191%, 12/29/49(a)(b)                                  619          656,311
Sumitomo Mitsui Banking Corp.
   5.625%, 10/15/15(a)(b)                                  573          569,657
Suntrust Bank
   5.49%, 6/02/09(a)                                       591          592,109

--------------------------------------------------------------------------------
ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO o 2

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

The Huntington National Bank
   4.375%, 1/15/10(a)                              $       517   $      504,730
UBS Preferred Funding Trust I
   8.622%, 10/29/49(a)                                   1,825        2,036,669
UFJ Finance Aruba AEC
   6.75%, 7/15/13(a)                                     1,913        2,063,387
Wachovia Corp.
   5.35%, 3/15/11(a)                                     2,205        2,232,278
Washington Mutual Finance Corp.
   6.875%, 5/15/11(a)                                    3,217        3,448,119
Washington Mutual, Inc.
   4.00%, 1/15/09(a)                                     2,185        2,138,348
Wells Fargo & Co.
   4.20%, 1/15/10(a)                                     1,808        1,764,579
Zions Bancorporation
   5.50%, 11/16/15(a)                                      960          960,769
                                                                 --------------
                                                                     33,689,845
                                                                 --------------
BROKERAGE-0.5%
Merrill Lynch & Co., Inc.
   4.79%, 8/04/10(a)                                     4,212        4,172,331
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13(a)                                     1,016          992,799
   5.125%, 1/15/15(a)                                      828          818,832
                                                                 --------------
                                                                      5,983,962
                                                                 --------------
FINANCE COMPANIES-2.7%
American General Finance Corp.
   4.625%, 5/15/09(a)                                    2,620        2,591,955
Capital One Financial Corp.
   4.80%, 2/21/12(a)                                       665          651,796
CIT Group, Inc.
   5.595%, 5/18/07(a)                                      466          466,564
   7.75%, 4/02/12(a)                                     3,143        3,497,952
Core Investment Grade Trust
   4.642%, 11/30/07(a)                                   3,882        3,860,848
Countrywide Home Loans, Inc.
   4.00%, 3/22/11(a)                                     1,847        1,761,724
   4.25%, 12/19/07(a)                                    1,855        1,833,810
General Electric Capital Corp.
   4.00%, 2/17/09(a)                                     4,160        4,080,103
   4.375%, 11/21/11(a)                                   1,213        1,180,863
   5.447%, 6/22/07(a)                                    3,448        3,450,669
   6.75%, 3/15/32(a)                                       134          158,358
HSBC Finance Corp.
   6.50%, 11/15/08(a)                                    4,771        4,900,972

--------------------------------------------------------------------------------
3 o ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

   7.00%, 5/15/12(a)                               $       440   $      478,789
iStar Financial, Inc.
   5.15%, 3/01/12(a)                                     1,019        1,001,282
SLM Corp.
   4.50%, 7/26/10(a)                                     2,074        2,032,642
                                                                 --------------
                                                                     31,948,327
                                                                 --------------
FINANCIAL OTHER-0.1%
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10(a)                                    1,656        1,611,326
                                                                 --------------
INSURANCE-0.9%
Assurant, Inc.
   5.625%, 2/15/14(a)                                    1,028        1,040,385
Humana, Inc.
   6.30%, 8/01/18(a)                                     1,094        1,125,751
Liberty Mutual Group
   5.75%, 3/15/14(a)(b)                                    993        1,003,139
WellPoint, Inc.
   3.50%, 9/01/07(a)                                     2,200        2,167,656
   3.75%, 12/14/07(a)                                      412          405,498
   4.25%, 12/15/09(a)                                    2,555        2,497,477
Zurich Capital Trust I
   8.376%, 6/01/37(a)(b)                                 2,541        2,667,450
                                                                 --------------
                                                                     10,907,356
                                                                 --------------
REAL ESTATE INVESTMENT TRUST-0.1%
Simon Property Group LP
   6.375%, 11/15/07(a)                                   1,015        1,023,348
                                                                 --------------
                                                                     85,164,164
                                                                 --------------
INDUSTRIAL-7.5%
BASIC INDUSTRY-0.5%
International Paper Co.
   5.30%, 4/01/15(a)                                     1,395        1,365,532
Ispat Inland ULC
   9.75%, 4/01/14(a)                                       602          672,735
Lubrizol Corp.
   4.625%, 10/01/09(a)                                     805          794,054
Packaging Corp. of America
   5.75%, 8/01/13(a)                                     1,099        1,080,855
Westvaco Corp.
   8.20%, 1/15/30(a)                                       435          499,191

--------------------------------------------------------------------------------
ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO o 4

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

Weyerhaeuser Co.
   5.95%, 11/01/08(a)                              $     1,083   $    1,096,013
                                                                 --------------
                                                                      5,508,380
                                                                 --------------
CAPITAL GOODS-0.9%
Boeing Capital Corp.
   4.75%, 8/25/08(a)                                     1,615        1,607,421
   6.50%, 2/15/12(a)                                       205          218,703
Hutchison Whampoa International, Ltd.
   7.45%, 11/24/33(a)(b)                                 1,449        1,697,380
Raytheon Co.
   6.75%, 8/15/07(a)                                     1,153        1,163,031
Textron Financial Corp.
   4.125%, 3/03/08(a)                                    2,610        2,574,123
Textron, Inc.
   6.375%, 11/15/08(a)                                     875          895,567
Tyco International Group, SA
   6.00%, 11/15/13(a)                                    1,250        1,308,421
Waste Management, Inc.
   6.875%, 5/15/09(a)                                    1,435        1,490,519
                                                                 --------------
                                                                     10,955,165
                                                                 --------------
COMMUNICATIONS-3.6%
AT&T Corp.
   8.00%, 11/15/31(a)                                      500          638,474
British Sky Broadcasting Group PLC
   6.875%, 2/23/09(a)                                      489          506,438
British Telecommunications PLC
   8.375%, 12/15/10(a)                                   2,721        3,066,771
BSKYB Finance United Kingdom PLC
   5.625%, 10/15/15(a)(b)                                1,465        1,459,335
CenturyTel, Inc.
   Series G
   6.875%, 1/15/28(a)                                    1,650        1,628,870
Cingular Wireless LLC
   5.625%, 12/15/06(a)                                   1,644        1,644,023
Comcast Cable Communication, Inc.
   6.875%, 6/15/09(a)                                    1,463        1,523,232
Comcast Cable Communications Holdings, Inc.
   8.375%, 3/15/13(a)                                      940        1,081,709
   9.455%, 11/15/22(a)                                   1,356        1,795,408
Comcast Corp.
   5.30%, 1/15/14(a)                                     1,263        1,250,412

--------------------------------------------------------------------------------
5 o ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

   5.50%, 3/15/11(a)                               $     1,597   $    1,618,018
Embarq Corp.
   6.738%, 6/01/13(a)                                      210          218,204
New Cingular Wireless Services, Inc.
   7.875%, 3/01/11(a)                                    3,125        3,442,594
   8.75%, 3/01/31(a)                                     1,324        1,766,780
News America, Inc.
   6.55%, 3/15/33(a)                                       928          962,364
R. R. Donnelley & Sons Co.
   4.95%, 4/01/14(a)                                       710          661,631
Sprint Capital Corp.
   8.375%, 3/15/12(a)                                    3,219        3,626,409
Telecom Italia Capital
   4.00%, 11/15/08-1/15/10(a)                            3,815        3,672,050
   6.375%, 11/15/33(a)                                     375          363,915
TELUS Corp.
   7.50%, 6/01/07(a)                                     3,444        3,478,357
Time Warner Entertainment Co.
   8.375%, 3/15/23(a)                                    2,760        3,318,086
Verizon Global Funding Corp.
   4.90%, 9/15/15(a)                                     1,085        1,050,345
Verizon New Jersey, Inc.
   5.875%, 1/17/12(a)                                    1,435        1,470,104
Vodafone Group PLC
   5.50%, 6/15/11(a)                                     2,045        2,069,350
WPP Finance Corp.
   5.875%, 6/15/14(a)                                      886          897,981
                                                                 --------------
                                                                     43,210,860
                                                                 --------------
CONSUMER CYCLICAL-0.6%
Centex Corp.
   5.45%, 8/15/12(a)                                     1,484        1,471,806
DaimlerChrysler North America Corp.
   4.875%, 6/15/10(a)                                      698          684,205
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15(a)                                   2,086        2,161,040
   7.875%, 5/01/12(a)                                    2,181        2,330,885
Toll Brothers Finance Corp.
   6.875%, 11/15/12(a)                                   1,055        1,091,430
                                                                 --------------
                                                                      7,739,366
                                                                 --------------
CONSUMER NON CYCLICAL-1.2%
Altria Group, Inc.
   7.75%, 1/15/27(a)                                     1,780        2,222,560
ConAgra Foods, Inc.
   7.875%, 9/15/10(a)                                      641          698,859

--------------------------------------------------------------------------------
ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO o 6

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

Fortune Brands, Inc.
   2.875%, 12/01/06(a)                             $       902   $      902,000
General Mills, Inc.
   5.125%, 2/15/07(a)                                    3,345        3,342,521
Kraft Foods, Inc.
   4.125%, 11/12/09(a)                                   3,245        3,164,134
Safeway, Inc.
   4.125%, 11/01/08(a)                                     683          669,022
   4.80%, 7/16/07(a)                                       620          617,415
   6.50%, 3/01/11(a)                                       453          471,651
The Kroger Co.
   7.80%, 8/15/07(a)                                     1,540        1,564,774
Wyeth
   5.50%, 2/01/14(a)                                     1,267        1,287,600
                                                                 --------------
                                                                     14,940,536
                                                                 --------------
ENERGY-0.5%
Amerada Hess Corp.
   7.30%, 8/15/31(a)                                     1,160        1,329,777
   7.875%, 10/01/29(a)                                   1,818        2,186,996
Tengizchevroil Finance Co.
   6.124%, 11/15/14(a)(b)                                  380          381,520
Valero Energy Corp.
   6.875%, 4/15/12(a)                                    1,493        1,595,184
                                                                 --------------
                                                                      5,493,477
                                                                 --------------
TECHNOLOGY-0.2%
Cisco Systems, Inc.
   5.25%, 2/22/11(a)                                       780          788,446
International Business Machines Corp.
   4.375%, 6/01/09(a)                                      455          448,943
Motorola, Inc.
   7.625%, 11/15/10(a)                                     146          158,793
Oracle Corp.
   5.25%, 1/15/16(a)                                       515          512,760
                                                                 --------------
                                                                      1,908,942
                                                                 --------------
                                                                     89,756,726
                                                                 --------------
UTILITIES-1.7%
ELECTRIC-1.6%
Carolina Power & Light Co.
   6.50%, 7/15/12(a)                                     1,805        1,915,015
CE Electric UK Funding Co.
   6.995%, 12/30/07(a)(b)                                  700          711,261

--------------------------------------------------------------------------------
7 o ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

Consumers Energy Co.
   4.25%, 4/15/08(a)                               $       734   $      723,956
Exelon Corp.
   6.75%, 5/01/11(a)                                     1,870        1,971,352
FirstEnergy Corp.
   6.45%, 11/15/11(a)                                    1,675        1,765,118
   7.375%, 11/15/31(a)                                   2,246        2,649,004
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12(a)                                     933          961,330
NiSource Finance Corp.
   7.875%, 11/15/10(a)                                     856          931,292
Pacific Gas & Electric Co.
   4.80%, 3/01/14(a)                                     1,700        1,656,283
Progress Energy, Inc.
   7.10%, 3/01/11(a)                                     1,222        1,316,343
Public Service Co. of Colorado
   7.875%, 10/01/12(a)                                     874          991,418
SPI Electricity & Gas Australia Holdings Pty Ltd.
   6.15%, 11/15/13(a)(b)                                 1,447        1,521,057
Xcel Energy, Inc.
   7.00%, 12/01/10(a)                                    1,110        1,182,327
                                                                 --------------
                                                                     18,295,756
                                                                 --------------
NATURAL GAS-0.1%
Duke Energy Field Services Corp.
   7.875%, 8/16/10(a)                                      506          549,504
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14(a)                                      808          804,516
                                                                 --------------
                                                                      1,354,020
                                                                 --------------
                                                                     19,649,776
                                                                 --------------
Total Corporate Debt Obligations
   (cost $195,060,600)                                              194,570,666
                                                                 --------------

NON U.S. DOLLAR SOVEREIGN DEBT-14.0%
Japan Government
   0.70%, 6/20/10(a)                          JPY    7,178,000       61,286,062
   0.80%, 9/10/15 - Inflation
   Linked Security(a)                                2,560,320       21,585,385
   1.80%, 9/20/16(a)                                 1,366,800       11,954,467
Norway (Kingdom of)
   6.00%, 5/16/11(a)                          NOK       49,645        8,660,545
Sweden (Kingdom of)
   5.00%, 1/28/09(a)                          SEK       69,595       10,470,242

--------------------------------------------------------------------------------
ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO o 8

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

   5.25%, 3/15/11(a)                                   171,270   $   26,642,000
United Mexican States
   8.00%, 12/24/08-12/19/13(a)                MXN      239,945       22,118,824
   9.00%, 12/20/12(a)                                   51,780        4,999,517
                                                                 --------------
Total Non U.S. Dollar Sovereign Debt
   (cost $163,377,378)                                              167,717,042
                                                                 --------------

COMMERCIAL MORTGAGE BACKED SECURITIES-8.3%
Banc America Commercial Mortgage, Inc.
  Series 2001-PB1 Class A2
   5.787%, 5/11/35(a)                              $       880          906,131
  Series 2004-4 Class A3
   4.128%, 7/10/42(a)                                    1,035        1,011,119
  Series 2004-6 Class A2
   4.161%, 12/10/42(a)                                   3,865        3,771,604
Bear Stearns Commercial Mortgage
Securities, Inc.
  Series 2005-PWR7 Class A3
   5.116%, 2/11/41(a)                                    2,500        2,499,427
  Series 2005-T18 Class A4
   4.933%, 2/13/42(a)                                    4,235        4,181,001
Credit Suisse Mortgage Capital Certificates
  Series 2006-C3 Class A3
   6.022%, 6/15/38(a)                                    4,380        4,439,218
  Series 2006-C4 Class A3
   5.467%, 9/15/39(a)                                    6,475        6,610,845
CS First Boston Mortgage Securities Corp.
  Series 2003-CK2 Class A2
   3.861%, 3/15/36(a)                                      899          880,274
  Series 2004-C1 Class A4
   4.75%, 1/15/37(a)                                     1,815        1,778,690
  Series 2005-C1 Class A4
   5.014%, 2/15/38(a)                                    1,516        1,505,058
GE Capital Commercial Mortgage Corp.
  Series 2005-C3 Class A3FX
   4.863%, 7/10/45(a)                                    3,265        3,250,340
Greenwich Capital Commercial Funding Corp.
  Series 2003-C1 Class A4
   4.111%, 7/05/35(a)                                    1,102        1,046,747
  Series 2005-GG3 Class A2
   4.305%, 8/10/42(a)                                    1,823        1,785,342
JPMorgan Chase Commercial Mortgage Securities
  Series 2004-C1 Class A2

--------------------------------------------------------------------------------
9 o ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

   4.302%, 1/15/38(a)                              $     1,720   $    1,670,639
  Series 2005-LDP1 Class A4
   5.038%, 3/15/46(a)                                    1,846        1,834,149
  Series 2005-LDP3 Class A2
   4.851%, 8/15/42(a)                                    2,810        2,792,093
  Series 2005-LDP4 Class A2
   4.79%, 10/15/42(a)                                    1,045        1,036,265
  Series 2006-CB14 Class A4
   5.481%, 12/12/44(a)                                   1,720        1,763,826
  Series 2006-CB15 Class A4
   5.814%, 6/12/43(a)                                    3,110        3,266,962
LB-UBS Commercial Mortgage Trust
  Series 2003-C3 Class A4
   4.166%, 5/15/32(a)                                    4,900        4,675,286
  Series 2004-C2 Class A4
   4.367%, 3/15/36(a)                                    2,570        2,461,436
  Series 2004-C4 Class A4
   5.304%, 6/15/29(a)                                    6,015        6,158,999
  Series 2004-C8 Class A2
   4.201%, 12/15/29(a)                                   1,084        1,059,123
  Series 2005-C1 Class A4
   4.742%, 2/15/30(a)                                    4,209        4,110,707
  Series 2005-C7 Class A4
   5.197%, 11/15/30(a)                                   2,380        2,388,401
  Series 2006-C1 Class A4
   5.156%, 2/15/31(a)                                    5,253        5,266,585
  Series 2006-C6 Class A4
   5.372%, 9/15/39(a)                                    6,005        6,122,818
Merrill Lynch Mortgage Trust
  Series 2005-CKI1 Class A6
   5.417%, 11/12/37(a)                                   2,100        2,128,924
  Series 2005-MKB2 Class A2
   4.806%, 9/12/42(a)                                    2,230        2,213,423
Merrill Lynch/Countrywide Commercial
  Mortgage Trust
  Series 2006-1, Class A2
   5.439%, 2/12/39(a)                                    1,695        1,720,867
  Series 2006-2 Class A4
   6.105%, 6/12/46(a)                                    3,075        3,270,385
Morgan Stanley Capital I
  Series 2004-HQ4 Class A5
   4.59%, 4/14/40(a)                                     6,500        6,374,900
  Series 2005-HQ5 Class A4
   5.168%, 1/14/42(a)                                    5,186        5,208,300
                                                                 --------------
Total Commercial Mortgage Backed Securities
  (cost $98,198,174)                                                 99,189,884
                                                                 --------------

--------------------------------------------------------------------------------
          ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION
                               BOND PORTFOLIO o 10

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-4.5%
Bear Stearns Alt-A Trust
  Series 2005-10 Class 24A1
   5.947%, 1/25/36(a)                              $     3,346   $    3,384,452
  Series 2006-1 Class 22A1
   5.408%, 2/25/36(a)                                    4,512        4,518,189
  Series 2006-2 Class 23A1
   5.976%, 3/25/36(a)                                    3,840        3,869,004
  Series 2006-3 Class 22A1
   6.237%, 5/25/36(a)                                    2,272        2,298,157
Citigroup Mortgage Loan Trust, Inc.
  Series 2005-2 Class 1A4
   5.111%, 5/25/35(a)                                    4,881        4,845,873
  Series 2006-AR1, Class 3A1
   5.50%, 3/25/36(a)                                     5,554        5,501,652
Countrywide Alternative Loan Trust
  Series 2005-62 Class 2A1
   5.664%, 12/25/35(a)                                   2,925        2,927,789
  Series 2006-0A14 Class 3A1
   5.514%, 11/25/46(a)                                   5,573        5,573,457
IndyMac Index Mortgage Loan Trust
  Series 2006-AR7 Class 4A1
   6.26%, 5/25/36(a)                                     2,542        2,585,047
JPMorgan Alternative Loan Trust
  Series 2006-S1 Class 3A1
   5.43%, 3/25/36(a)                                     1,382        1,382,158
Merrill Lynch Mortgage Investors, Inc.
  Series 2006-A1 Class 2A1
   6.20%, 3/25/36(a)                                     3,892        3,938,164
Residential Funding Mortgage Securities I, Inc.
  Series 2005-SA3 Class 3A
   5.238%, 8/25/35(a)                                    3,099        3,080,256
Structured Adjustable Rate Mortgage Loan Trust
  Series 2006-3 Class 2A1
   6.008%, 4/25/36(a)                                    3,194        3,218,437
Washington Mutual, Inc.
  Series 2005-AR2 Class 2A22
   5.54%, 1/25/45(a)                                       393          393,474
Wells Fargo Mortgage Backed Securities Trust
  Series 2006-AR11 Class A4
   5.539%, 8/25/36(a)                                    6,407        6,368,273
                                                                 --------------
Total Collateralized Mortgage Obligations
  (cost $53,755,394)                                                 53,884,382
                                                                 --------------

--------------------------------------------------------------------------------
11 o ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND
PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-3.8%
American Express Credit Account Master Trust
  Series 2005-1 Class A
   5.35%, 10/15/12(a)                              $     1,298   $    1,299,621
Asset Backed Funding Certificates
  Series 2003-WF1 Class A2
   6.07%, 12/25/32(a)                                      870          872,472
Bank One Issuance Trust
  Series 2004-A4 Class A4
   5.36%, 2/16/10(a)                                     2,158        2,158,675
Bear Stearns Asset Backed Securities, Inc.
  Series 2005-SD1 Class 1A1
   5.47%, 4/25/22(a)                                       287          286,960
Capital Auto Receivables Asset Trust
  Series 2005-SN1A Class A3A
   4.10%, 6/15/08(a)                                     1,383        1,377,881
Citifinancial Mortgage Securities, Inc.
  Series 2003-1 Class AFPT
   3.36%, 1/25/33(a)                                       818          739,033
Credit-Based Asset Servicing & Securities Trust
  Series 2005-CB7 Class AF2
   5.147%, 11/25/35(a)                                   1,805        1,792,566
DB Master Finance, LLC
  Series 2006-1 Class A2
   5.779%, 6/20/31(a)(b)                                 1,000        1,023,700
Discover Card Master Trust I
  Series 2004-1 Class A
   5.35%, 4/16/10(a)                                     2,457        2,458,152
Ford Credit Floorplan Master Owner Trust
  Series 2004-1 Class A
   5.36%, 7/15/09(a)                                       300          299,901
GE-WMC Mortgage Securities LLC
  Series 2005-2 Class A2B
   5.49%, 12/25/35(a)                                    2,190        2,191,511
Home Equity Mortgage Trust
  Series 2005-2 Class A1
   5.50%, 7/25/35(a)                                       262          262,382
  Series 2005-4 Class A3
   4.742%, 1/25/36(a)                                    2,070        2,048,575
  Series 2006-1 Class A2
   5.30%, 5/25/36(a)                                     1,040        1,039,480
Household Home Equity Loan Trust
  Series 2005-3 Class A1
   5.58%, 1/20/35(a)                                     1,678        1,682,191

--------------------------------------------------------------------------------
          ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION
                               BOND PORTFOLIO o 12

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

HSI Asset Securitization Corp. Trust
  Series 2006-OPT2 Class 2A1
   5.40%, 1/25/36(a)                               $     1,379   $    1,379,088
Lehman XS Trust
  Series 2005-4 Class 1M1
   5.82%, 10/25/35(a)                                    4,750        4,768,335
Master Asset Backed Securities Trust
  Series 2004-HE1 Class A1
   5.72%, 9/25/34(a)                                     1,474        1,476,222
RAAC Series
  Series 2006-SP3 Class A1
   5.40%, 8/25/36(a)                                     2,320        2,320,365
Residential Asset Mortgage Products, Inc.
  Series 2005-RS3 Class AIA2
   5.49%, 3/25/35(a)                                     2,124        2,124,379
  Series 2005-RZ1 Class A2
   5.52%, 4/25/35(a)                                     3,085        3,087,900
Residential Asset Securities Corp.
  Series 2002-KS7 Class A2
   5.69%, 11/25/32(a)                                      160          159,925
Residential Funding Mortgage Securities II
  Series 2005-HI2 Class A3
   4.46%, 5/25/35(a)                                     1,490        1,468,791
Saxon Asset Securities Trust
  Series 2005-4 Class A2B
   5.50%, 11/25/37(a)                                    2,250        2,251,757
SLM Student Loan Trust
  Series 2003-C Class A1
   5.49%, 9/15/16(a)                                     1,033        1,034,424
Specialty Underwriting & Residential Finance
  Series 2006-BC1 Class A2A
   5.40%, 12/25/36(a)                                    1,431        1,430,791
Structured Asset Investment Loan Trust
  Series 2006-1 Class A1
   5.40%, 1/25/36(a)                                     3,725        3,724,830
                                                                 --------------
Total Asset-Backed Securities
  (cost $44,809,110)                                                 44,759,907
                                                                 --------------

U.S. DOLLAR SOVEREIGN DEBT-2.9%
Korea Development Bank
   4.625%, 9/16/10(a)                                    1,335        1,315,554
Russian Federation
   5.00%, 3/31/30(a)                                    19,561       22,201,735


--------------------------------------------------------------------------------
13 o ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND
PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------

United Mexican States
   5.625%, 1/15/17(a)                              $    11,136   $   11,163,840
                                                                 --------------
Total U.S. Dollar Sovereign Debt
   (cost $33,876,390)                                                34,681,129
                                                                 --------------

SHORT-TERM INVESTMENTS-17.1%
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-11.5%
Federal Home Loan Bank
   Zero coupon, 2/07/07                                  4,335        4,293,317
Federal Home Loan Mortgage Corp.
   Zero coupon, 12/11/06                                71,140       71,040,207
Federal National Mortgage Association
   Zero Coupon, 1/11/07-4/13/07                         63,085       62,662,979
                                                                 --------------
                                                                    137,996,503
                                                                 --------------
TIME DEPOSIT-5.6%
State Street Euro Dollar
   4.60%, 12/01/06                                      66,371       66,371,000
                                                                 --------------
Total Short-Term Investments
   (cost $204,367,503)                                              204,367,503
                                                                 --------------
TOTAL INVESTMENTS - 112.4%
   (COST $1,330,236,641)                                          1,342,582,665
Other assets less liabilities - (12.4)%                            (147,931,537)
                                                                 --------------

NET ASSETS - 100%                                                $1,194,651,128
                                                                 --------------

INTEREST RATE SWAP TRANSACTIONS

                                                   RATE TYPE
                                           --------------------------
                                              PAYMENTS      PAYMENTS
                  NOTIONAL                      MADE        RECEIVED      UNREALIZED
     SWAP          AMOUNT    TERMINATION       BY THE        BY THE     APPRECIATION/
 COUNTERPARTY      (000)        DATE         PORTFOLIO      PORTFOLIO   (DEPRECIATION)
--------------------------------------------------------------------------------------
Lehman Brothers    20,120     11/02/07     3 Month LIBOR*    4.814%     $      (87,165)
Lehman Brothers    23,000      1/23/08     3 Month LIBOR*    4.778%            121,600
Lehman Brothers    10,000     12/04/11     3 Month LIBOR*    4.850%              3,464

* LIBOR (LONDON INTERBANK OFFERED RATE)

--------------------------------------------------------------------------------
          ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION
                               BOND PORTFOLIO o 14

FINANCIAL FUTURES CONTRACTS

                                                                      VALUE AT      UNREALIZED
                         NUMBER OF    EXPIRATION       ORIGINAL     NOVEMBER 30,   APPRECIATION/
          TYPE           CONTRACTS       MONTH           VALUE          2006       (DEPRECIATION)
-------------------------------------------------------------------------------------------------
PURCHASED
U.S. T-Bond
Future                      198       March 2007     $ 22,534,277   $ 22,646,250   $      111,973

U.S. T-Note
10 Yr Future                223       March 2007       24,244,928     24,348,812          103,884

U.S. T-Note
5 Yr Future                 252       March 2007       26,756,043     26,751,375           (4,668)

SOLD
Japan Government Bonds
10 Yr Future                 24      December 2006     27,912,436     28,008,812          (96,376)
                                                                                   ---------------
                                                                                   $      114,813
                                                                                   ---------------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                        U.S. $
                        CONTRACT       VALUE ON         U.S. $        UNREALIZED
                         AMOUNT       ORIGINATION      CURRENT       APPRECIATION/
                          (000)          DATE           VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------
PURCHASE CONTRACTS:
Polish Zloty
  Settling 12/19/06        39,113    $  13,205,364   $ 13,583,741   $      378,377

SALE CONTRACTS:
Japanese Yen
  Settling 12/15/06     1,384,223       11,744,043     11,982,710         (238,667)

Japanese Yen
  Settling 12/15/06     9,612,828       81,623,740     83,214,700       (1,590,960)

Mexican Peso
  Settling12/06/06        180,310       16,634,828     16,411,743          223,085

--------------------------------------------------------------------------------
15 o ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND
PORTFOLIO

                                        U.S. $
                        CONTRACT       VALUE ON         U.S. $        UNREALIZED
                         AMOUNT       ORIGINATION      CURRENT       APPRECIATION/
                          (000)          DATE           VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------
Mexican Peso
  Settling 12/21/06       125,495       11,533,964     11,414,645          119,319

Norwegian Krone
  Settling 12/07/06        54,343        8,372,720      8,825,214         (452,494)

Polish Zloty
  Settling 12/19/06        37,981       12,785,635     13,190,795         (405,160)

Swedish Krona
  Settling 12/14/06       274,369       38,795,955     40,096,978       (1,301,023)

(a) POSITIONS, OR PORTION THEREOF, WITH AN AGGREGATE MARKET VALUE OF $979,539,995 HAVE BEEN SEGREGATED TO COLLATERALIZE OPEN FORWARD CURRENCY EXCHANGE CONTRACTS.

(b) SECURITY IS EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES ARE CONSIDERED LIQUID AND MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30, 2006, THE AGGREGATE MARKET VALUE OF THESE SECURITIES AMOUNTED TO $13,475,190 OR 1.1% OF NET ASSETS.

      CURRENCY ABBREVIATIONS:

      JPY - JAPANESE YEN
      MXN - MEXICAN PESO
      NOK - NORWEGIAN KRONE
      SEK - SWEDISH KRONA

      GLOSSARY:

      TBA - TO BE ANNOUNCED

PLEASE NOTE: THE SECTOR CLASSIFICATIONS PRESENTED HEREIN ARE BASED ON THE SECTOR CATEGORIZATION METHODOLOGY OF THE ADVISER.

--------------------------------------------------------------------------------
          ALLIANCE BERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION
                               BOND PORTFOLIO o 16

AllianceBernstein Pooling Portfolios
Inflation Protected Securities Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

                                                           Principal
                                                             Amount
                                                             (000)     U.S. $ Value
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 96.4%
U.S. Treasury Notes - 96.4%
   0.875%, 4/15/10 (TIPS)                                 $   26,780   $ 25,525,732
   1.625%, 1/15/15 (TIPS)                                     76,393     73,292,155
   1.875%, 7/15/13 - 7/15/15 (TIPS)                           74,458     72,954,139
   2.00%, 1/15/14 - 1/15/16 (TIPS)                            79,254     78,264,976
   3.00%, 7/15/12 (TIPS)                                      56,286     58,693,807
   3.375%, 1/15/12 (TIPS)                                     19,532     20,640,987
   3.50%, 1/15/11 (TIPS)                                      35,003     36,780,193
   3.625%, 1/15/08 (TIPS)                                     27,402     27,614,407
   3.875%, 1/15/09 (TIPS)                                     33,639     34,632,104
   4.25%, 1/15/10 (TIPS)                                      41,016     43,449,885
                                                                       ------------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $477,113,515)                                                  471,848,385
                                                                       ------------
NON U.S. DOLLAR SOVEREIGN DEBT OBLIGATIONS - 1.8%
Inflation Index Bond - 1.8%
Government of Japan CPI Linked Bond
   Series 5
   0.80%, 9/10/15
   (cost $8,941,063)                                JPY    1,058,400      8,923,092
                                                                       ------------
SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
State Street Euro Dollar
   4.60%, 12/01/06
   (cost $4,310,000)                                      $    4,310      4,310,000
                                                                       ------------
Total Investments - 99.1%
   (cost $490,364,578)                                                  485,081,477
Other assets less liabilities - 0.9%                                      4,280,904
                                                                       ------------
Net Assets - 100.0%                                                    $489,362,381
                                                                       ------------

FINANCIAL FUTURES CONTRACTS

                                                          Value at       Unrealized
                 Number of   Expiration     Original    November 30,    Appreciation/
Type             Contracts      Month        Value          2006       (Depreciation)
-------------------------------------------------------------------------------------
Sold Contracts

Japan
   Government
   Bonds 10                   December
   Yr Future         10         2006      $11,630,189    $11,670,338      $(40,149)

     An amount equivalent to U.S. $81,510 has been segregated to collateralize margin requirements for the open futures contracts outstanding at November 30, 2006.

Currency Abbreviations:

JPY - Japanese Yen

Glossary:

CPI - Consumer Price Index
TIPS - Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios
High Yield Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------

CORPORATE DEBT OBLIGATIONS - 94.9%
Aerospace/Defense - 0.5%
L-3 Communications Corp.
   5.875%, 1/15/15                               $       1,328   $    1,288,160
Sequa Corp.
   9.00%, 8/01/09 (a)                                      601          639,314
                                                                 --------------
                                                                      1,927,474
                                                                 --------------
Air Transportation - 0.9%
Amr Corp Del
   9.00%, 8/01/12 (a)                                    1,675        1,771,312
                                                                 --------------
Continental Airlines, Inc.
   8.75%, 12/01/11 (a)                                   1,330        1,338,313
                                                                 --------------
                                                                      3,109,625
                                                                 --------------
Automotive - 6.1%
Affinia Group, Inc.
   9.00%, 11/30/14 (a)                                      45           43,650
Autonation, Inc.
   7.374%, 4/15/13 (a)                                     175          175,000
Avis Budget Car Rental
   7.75%, 5/15/16 (a)(b)                                 1,260        1,214,325
Ford Motor Co.
   7.45%, 7/16/31 (a)                                    2,185        1,728,881
Ford Motor Credit Co.
   4.95%, 1/15/08 (a)                                    1,298        1,274,004
   7.00%, 10/01/13 (a)                                   2,524        2,420,902
General Motors Acceptance Corp.
   6.875%, 9/15/11 (a)                                   3,320        3,418,166
General Motors Corp.
   8.25%, 7/15/23 (a)                                    1,490        1,357,762
   8.375%, 7/15/33 (a)                                   2,985        2,720,081
The Goodyear Tire & Rubber Co.
   8.625%, 12/01/11 (a)(b)                                 445          451,675
Hertz Corp.
   8.875%, 1/01/14 (a)(b)                                  795          824,813
   10.50%, 1/01/16 (a)(b)                                  925        1,008,250
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13 (a)                                   1,186        1,168,210
Lear Corp.
   Series B
   8.11%, 5/15/09 (a)                                      640          674,400
   8.50%, 12/01/13 (a)(b)                                  370          366,763
   8.75%, 12/01/16 (a)(b)                                  530          522,050
Tenneco, Inc.
   8.625%, 11/15/14 (a)                                    465          471,975
TRW Automotive, Inc.
   9.375%, 2/15/13 (a)                                     667          715,357
   11.00%, 2/15/13 (a)                                     490          537,775
United Auto Group, Inc.
   9.625%, 3/15/12 (a)                                   1,097        1,155,964
                                                                 --------------
                                                                     22,250,003
                                                                 --------------

Basket Index - 3.2%
DJ CDX NA HY
   Series 7-T1
   8.375%, 12/29/11 (a)(b)                              11,320       11,617,150
                                                                 --------------
Broadcasting/Media - 2.7%
Allbritton Communications Co.
   7.75%, 12/15/12 (a)                                   1,201        1,216,013
Central European Media Enterprises, Ltd.
   8.25%, 5/15/12 (a)(b)                       EUR         398          574,530
Lamar Media Corp.
   6.625%, 8/15/15 (a)                         US$         475          461,344
Liberty Media Corp.
   5.70%, 5/15/13 (a)                                      545          518,959
   7.875%, 7/15/09 (a)                                     350          365,841
   8.25%, 2/01/30 (a)                                      530          532,580
LIN Television Corp.
   6.50%, 5/15/13 (a)                                      575          546,250
Rainbow National Services LLC
   8.75%, 9/01/12 (a)(b)                                   764          802,200
   10.375%, 9/01/14 (a)(b)                                 729          809,190
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13 (a)                                     545          538,187
Univision Communications, Inc.
   7.85%, 7/15/11 (a)                                    1,190        1,208,144
WMG Holdings Corp.
   9.5%, 12/15/14 (a)(c)(d)                              2,846        2,262,570
                                                                 --------------
                                                                      9,835,808
                                                                 --------------
Building/Real Estate - 0.9%
DR Horton, Inc.
   4.875%, 1/15/10 (a)                                     250          245,434
   6.875%, 5/01/13 (a)                                     917          957,189
KB HOME
   6.375%, 8/15/11 (a)                                     600          594,290
   7.75%, 2/01/10 (a)                                      410          417,175
William Lyon Homes, Inc.
   10.75%, 4/01/13 (a)                                   1,107        1,043,348
                                                                 --------------
                                                                      3,257,436
                                                                 --------------

Cable - 8.1%
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12 (a)                                    1,637        1,608,352
CCH I Holdings LLC
   11.75%, 5/15/14 (a)(c)                                5,757        5,008,590
CSC Holdings, Inc.
   6.75%, 4/15/12 (a)(b)                                 2,265        2,225,362
DIRECTV Holdings LLC
   6.375%, 6/15/15 (a)                                   2,661        2,567,865
EchoStar DBS Corp.
   6.375%, 10/01/11 (a)                                  1,080        1,074,600
   7.125%, 2/01/16 (a)(b)                                  650          645,125
Inmarsat Finance PLC
   7.625%, 6/30/12 (a)                                   1,835        1,896,931
   10.375%, 11/15/12 (c)(d)                              1,037          947,559
Insight Communications Co., Inc.
   12.25%, 2/15/11 (a)(c)                                1,612        1,694,615
Insight Midwest LP
   9.75%, 10/01/09 (a)                                     379          384,211
Insight Midwest LP/Insight Capital, Inc.
   9.75%, 10/01/09 (a)                                     173          175,379
Intelsat Bermuda, Ltd.
   8.625%, 1/15/15 (a)                                   1,274        1,323,368
   10.484%, 1/15/12 (a)                                    531          537,638
   11.25%, 6/15/16 (a)(b)                                2,662        2,918,218
PanAmSat Corp.
   9.00%, 8/15/14 (a)                                    1,171        1,229,550
Quebecor Media, Inc.
   7.75%, 3/15/16 (a)                                    2,505        2,536,312
Rogers Cable, Inc.
   6.75%, 3/15/15                                        1,847        1,874,705
XM Satellite Radio, Inc.
   9.75%, 5/01/14 (a)                                      840          831,600
                                                                 --------------
                                                                     29,479,980
                                                                 --------------
Chemicals - 3.8%
Equistar Chemicals Funding LP
   10.125%, 9/01/08 (a)                                  1,377        1,463,062
   10.625%, 5/01/11 (a)                                    623          665,052
Hexion US Finance Corp./Hexion Nova
   Scotia Finance ULC
   9.75%, 11/15/14 (a)(b)                                  525          532,875
   9.87%, 11/15/14 (a)(b)(e)                               525          525,656
Huntsman International LLC
   7.875%, 11/15/14 (a)(b)                               1,130        1,135,650
   9.875%, 3/01/09 (a)                                     215          221,988
   10.125%, 7/01/09 (a)                                    550          558,250
Huntsman LLC
   11.50%, 7/15/12 (a)                                     801          905,130
Ineos Group Holdings PLC
   8.50%, 2/15/16 (a)(b)                                 1,375        1,326,875

Lyondell Chemical Company
   8.00%, 9/15/14 (a)                                      790          814,688
   8.25%, 9/15/16 (a)                                      615          639,600
Momentive Performance Materials, Inc.
   10.125%, 12/01/14 (a)(b)                                720          724,500
Nell AF S.a.r.l.
   8.375%, 8/15/15 (a)(b)                                1,245        1,274,569
Quality Distribution LLC
   9.00%, 11/15/10 (a)                                   1,353        1,315,792
Rhodia SA
   8.875%, 6/01/11 (a)                                   1,763        1,842,335
                                                                 --------------
                                                                     13,946,022
                                                                 --------------
Communications-Fixed - 4.4%
Citizens Communications Co.
   6.25%, 1/15/13 (a)                                    1,777        1,739,239
Hawaiian Telcom Communications, Inc.
   Series B
   12.50%, 5/01/15 (a)                                     360          375,300
Level 3 Communications
   11.50%, 3/01/10 (a)                                     655          682,019
Level 3 Financing, Inc.
   12.25%, 3/15/13 (a)                                   3,373        3,811,490
Qwest Capital Funding, Inc.
   7.25%, 2/15/11 (a)                                    4,029        4,109,580
Qwest Communications International, Inc.
   7.50%, 2/15/14 (a)                                      350          360,500
Qwest Corp.
   6.875%, 9/15/33 (a)                                   2,240        2,167,200
   8.875%, 3/15/12 (a)                                     355          395,381
Time Warner Telecom Holdings, Inc.
   9.25%, 2/15/14 (a)                                      740          788,100
Windstream Corp.
   8.125%, 8/01/13 (a)(b)                                  714          772,905
   8.625%, 8/01/16 (a)(b)                                  710          773,012
                                                                 --------------
                                                                     15,974,726
                                                                 --------------
Communications-Mobile - 4.7%
American Tower Corp.
   7.125%, 10/15/12 (a)                                  2,230        2,280,175
Digicel Ltd.
   9.25%, 9/01/12 (a)(b)                                 1,727        1,830,620
Dobson Cellular Systems, Inc.
   8.375%, 11/01/11 (a)(b)                                 620          646,350
Dobson Communications Corp.
   8.875%, 10/01/13 (a)                                    665          669,987
Kyivstar
   7.75%, 4/27/12 (a)(b)                                   375          387,187
   10.375%, 8/17/09 (a)(b)                               1,467        1,599,030
Mobifon Holdings BV
   12.50%, 7/31/10 (a)                                   2,559        2,827,731
Mobile Telesystems Finance SA

   8.00%, 1/28/12 (a)(b)                                 1,358        1,420,808
   Series REGS
   8.00%, 1/28/12 (a)(b)                                   500          523,100
Nextel Partners, Inc.
   8.125%, 7/01/11 (a)                                      65           67,600
Rogers Wireless, Inc.
   7.25%, 12/15/12                                       1,346        1,416,665
   7.50%, 3/15/15 (a)                                    2,175        2,329,969
Rural Cellular Corp.
   9.75%, 1/15/10 (a)                                    1,091        1,118,275
                                                                 --------------
                                                                     17,117,497
                                                                 --------------
Consumer Manufacturing - 0.7%
Broder Brothers Co.
   Series B
   11.25%, 10/15/10 (a)                                    642          622,740
Jostens IH Corp.
   7.625%, 10/01/12 (a)                                    883          891,830
Levi Strauss & Co.
   10.122%, 4/01/12 (a)                                    173          178,190
Xerox Corp.
   6.40%, 3/15/16 (a)                                      970        1,009,081
                                                                 --------------
                                                                      2,701,841
                                                                 --------------
Electronics - 1.5%
Avago Technologies Finance
   10.125%, 12/01/13 (a)(b)                                755          802,188
Freescale Semiconductor, Inc.
   9.125%, 12/15/14 (a)(b)(f)                            2,630        2,630,000
   10.125%, 12/15/16 (a)(b)                                660          667,425
NXP BV/NXP Funding LLC
   8.118%, 10/15/13 (a)(b)                                 750          761,250
   9.50%, 10/15/15 (a)(b)                                  445          456,681
                                                                 --------------
                                                                      5,317,544
                                                                 --------------
Energy - 3.8%
Chesapeake Energy Corp.
   6.625%, 1/15/16 (a)                                     220          217,250
   6.875%, 1/15/16 (a)                                     270          270,338
   7.50%, 9/15/13 (a)                                      805          831,163
   7.75%, 1/15/15 (a)                                    1,695        1,756,444
Complete Production Services, Inc.
   8.00%, 12/15/16 (a)(b)                                  650          656,500
El Paso Production Holding Co.
   7.75%, 6/01/13 (a)                                    1,575        1,632,094
Grant Prideco, Inc.
   Series B
   6.125%, 8/15/15 (a)                                     356          341,760
Hilcorp Energy
   10.50%, 9/01/10 (a)(b)                                  903          969,596
Kerr-McGee Corp.
   6.875%, 9/15/11 (a)                                   1,604        1,712,714
Massey Energy Co.
   6.875%, 12/15/13 (a)                                    705          655,650

PetroHawk Energy Corp.
   Series WI
   9.125%, 7/15/13 (a)                                     776          808,010
Pride International, Inc.
   7.375%, 7/15/14 (a)                                   1,279        1,326,962
Range Resources Corp.
   7.50%, 5/15/16 (a)                                      940          963,500
Sierra Pacific Power Co.
   Series M
   6.00%, 5/15/16 (a)                                      440          448,876
Tesoro Corp.
   6.25%, 11/01/12 (a)                                   1,180        1,171,150
                                                                 --------------
                                                                     13,762,007
                                                                 --------------
Entertainment/Leisure - 1.9%
Gaylord Entertainment Co.
   8.00%, 11/15/13 (a)                                   1,307        1,336,407
K2, Inc.
   7.375%, 7/01/14                                         800          796,000
NCL Corp.
   10.625%, 7/15/14 (a)                                    957          954,608
Royal Caribbean Cruises Ltd.
   8.75%, 2/02/11 (a)                                      846          930,227
Six Flags, Inc.
   9.625%, 6/01/14 (a)                                   1,250        1,142,187
Universal City Development Partners
   11.75%, 4/01/10 (a)                                     913          980,334
Universal City Florida Holding Co.
   8.375%, 5/01/10 (a)                                     630          641,025
                                                                 --------------
                                                                      6,780,788
                                                                 --------------
Financial - 6.6%
Arch Western Finance LLC
   6.75%, 7/01/13                                          670          656,600
Dow Jones CDX HY
   Series 5-T2
   7.25%, 12/29/10 (a)(b)                                4,312        4,414,611
E*Trade Financial Corp.
   7.375%, 9/15/13 (a)                                     720          739,800
   7.875%, 12/01/15 (a)                                  2,574        2,728,440
   8.00%, 6/15/11 (a)                                      810          840,375
Racers SER 06-6
   5.311%, 5/01/07 (a)(b)                               14,300       14,745,145
                                                                 --------------
                                                                     24,124,971
                                                                 --------------
Food/Beverage - 3.1%
Altria Group, Inc.
   7.75%, 1/15/27 (a)                                    1,705        2,128,912
Dean Foods Co.
   7.00%, 6/01/16 (a)                                    1,431        1,461,409
Del Monte Corp.
   6.75%, 2/15/15 (a)                                      395          389,075
Dole Food Company, Inc.

   8.625%, 5/01/09 (a)                                     420          413,700
   8.875%, 3/15/11 (a)                                     718          695,562
Foodcorp Ltd.
   8.875%, 6/15/12 (a)(b)                      EUR         628          884,713
Reynolds American, Inc.
   7.25%, 6/01/12 - 6/01/13 (a)(b)             US$       3,095        3,246,076
   7.625%, 6/01/16 (a)(b)                                1,800        1,920,719
                                                                 --------------
                                                                     11,140,166
                                                                 --------------
Gaming - 4.9%
Boyd Gaming Corp.
   7.75%, 12/15/12 (a)                                     737          760,031
Caesars Entertainment, Inc.
   7.875%, 3/15/10 (a)                                   1,570        1,613,175
Greektown Holdings LLC
   10.75%, 12/01/13 (a)(b)                                 550          576,125
Mandalay Resort Group
   Series B
   10.25%, 8/01/07 (a)                                     915          940,163
MGM Mirage, Inc.
   6.625%, 7/15/15 (a)                                   2,557        2,457,916
   8.375%, 2/01/11 (a)                                   2,179        2,266,160
Mohegan Tribal Gaming Authority
   7.125%, 8/15/14 (a)                                   1,045        1,052,838
Penn National Gaming, Inc.
   6.875%, 12/01/11 (a)                                  1,296        1,321,920
Riviera Holdings Corp.
   11.00%, 6/15/10 (a)                                   1,416        1,500,960
Seneca Gaming Corp.
   7.25%, 5/01/12 (a)                                    1,037        1,037,000
Station Casinos, Inc.
   6.625%, 3/15/18 (a)                                     395          359,450
Turning Stone Resort Casino Enterprise
   9.125%, 12/15/10 (a)(b)                               1,097        1,127,167
Wynn Las Vegas LLC/Corp.
   6.625%, 12/01/14 (a)                                  2,785        2,743,225
                                                                 --------------
                                                                     17,756,130
                                                                 --------------
Health Care - 5.3%
Concentra Operating Corp.
   9.125%, 6/01/12 (a)                                     409          428,939
   9.50%, 8/15/10 (a)                                      553          579,959
Coventry Health Care, Inc.
   5.875%, 1/15/12 (a)                                     683          681,314
DaVita, Inc.
   7.25%, 3/15/15 (a)                                    1,219        1,228,142
Elan Finance PLC/Elan Finance Corp.
   7.75%, 11/15/11                                       2,575        2,504,187
Hanger Orthopedic Group, Inc.
   10.25%, 6/01/14 (a)                                     670          688,425
HCA, Inc.
   6.375%, 1/15/15 (a)                                   2,008        1,671,660

   6.50%, 2/15/16 (a)                                    1,320        1,092,300
   6.75%, 7/15/13 (a)                                    1,650        1,452,000
   9.625%, 11/15/16 (a)(b)                               2,165        2,267,838
Healthsouth Corp.
   10.75%, 6/15/16 (a)(b)                                  910          969,150
IASIS Healthcare Corp.
   8.75%, 6/15/14 (a)                                    1,174        1,168,130
Select Medical Corp.
   7.625%, 2/01/15 (a)                                     995          830,825
Tenet Healthcare Corp.
   7.375%, 2/01/13 (a)                                   1,175        1,072,187
Universal Hospital Services, Inc.
   10.125%, 11/01/11 (a)                                   744          792,360
Vanguard Health Holding Co.
   Zero Coupon, 10/01/15 (c)(d)                          1,145          870,200
Ventas Realty LP/CAP CRP
   6.75%, 4/01/17 (a)                                      832          849,680
                                                                 --------------
                                                                     19,147,296
                                                                 --------------
Hotel/Lodging - 1.7%
Host Hotels & Resorts LP
   6.875%, 11/01/14 (a)(b)                                 385          389,813
Host Marriott LP
   Series Q
   6.75%, 6/01/16 (a)                                    2,735        2,745,256
   Series G
   9.25%, 10/01/07 (a)                                   1,396        1,434,390
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/01/12 (a)                                   1,494        1,596,672
                                                                 --------------
                                                                      6,166,131
                                                                 --------------
Industrial - 3.2%
Amsted Industries, Inc.
   10.25%, 10/15/11 (a)(b)                                 910          969,150
Associated Materials, Inc.
   11.25%, 3/01/14 (a)(c)                                1,635        1,046,400
Bombardier, Inc.
   8.00%, 11/15/14 (a)(b)                                2,120        2,135,900
Case New Holland, Inc.
   9.25%, 8/01/11 (a)                                      930          986,963
FastenTech, Inc.
   11.50%, 5/01/11 (a)                                     560          581,000
Goodman Global Holdings, Inc.
   7.875%, 12/15/12 (a)                                    992          957,280
Invensys PLC
   9.875%, 3/15/11 (a)(b)                                  183          197,183
Mueller Group, Inc.
   10.00%, 5/01/12 (a)                                     556          604,650
RBS Global & Rexnord
   9.50%, 8/01/14 (a)(b)                                 1,045        1,084,187
   11.75%, 8/01/16 (a)(b)                                  475          499,937
Sensus Metering Systems, Inc.
   8.625%, 12/15/13 (a)                                    655          648,450

Trinity Industries, Inc.
   6.50%, 3/15/14 (a)                                    1,900        1,847,750
                                                                 --------------
                                                                     11,558,850
                                                                 --------------
Insurance - 0.5%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13 (a)                                    675          723,937
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (a)(b)                                   950          959,700
                                                                 --------------
                                                                      1,683,637
                                                                 --------------
Metals/Mining - 3.5%
AK Steel Corp.
   7.875%, 2/15/09 (a)                                   1,310        1,310,000
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (a)                                    1,938        2,090,559
Evraz Group, SA
   8.25%, 11/10/15 (a)(b)                                1,369        1,399,803
Freeport-McMoran Copper & Gold, Inc.
   10.125%, 2/01/10 (a)                                    961        1,013,855
International Steel Group, Inc.
   6.50%, 4/15/14 (a)                                    2,616        2,681,400
Ispat Inland ULC
   9.75%, 4/01/14 (a)                                    1,360        1,519,800
Peabody Energy Corp.
   5.875%, 4/15/16 (a)                                     750          716,250
   Series B
   6.875%, 3/15/13 (a)                                   1,815        1,837,687
                                                                 --------------
                                                                     12,569,354
                                                                 --------------
Non-Air Transportation - 0.7%
BNSF Funding Trust I
   6.613%, 12/15/55 (a)(g)                               1,920        1,985,355
Horizon Lines LLC
   9.00%, 11/01/12 (a)                                     434          454,615
                                                                 --------------
                                                                      2,439,970
                                                                 --------------
Paper/Packaging - 2.0%
Berry Plastics Holding
   8.875%, 9/15/14 (a)(b)                                1,330        1,341,638
Covalence Specialty Materials Corp.
   10.25%, 3/01/16 (a)(b)                                  405          388,800
Crown Americas
   7.625%, 11/15/13 (a)                                  1,300        1,332,500
Jefferson Smurfit Corp. US
   8.25%, 10/01/12 (a)                                     630          606,375
NewPage Corp.
   10.00%, 5/01/12 (a)                                     797          838,842
Owens Brockway Glass Container, Inc.
   8.875%, 2/15/09 (a)                                   1,715        1,757,875
Plastipak Holdings, Inc.
   8.50%, 12/15/15 (a)(b)                                  640          656,000
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08 (a)(b)(f)(h)                          1,134          298,878
                                                                 --------------
                                                                      7,220,908
                                                                 --------------
Public Utilities - Electric & Gas - 2.2%
Reliant Energy, Inc.
   6.75%, 12/15/14 (a)                                     748          727,430
   9.50%, 7/15/13 (a)                                    1,226        1,304,157
Sierra Pacific Resources
   8.625%, 3/15/14                                         960        1,036,641
TECO Energy, Inc.
   7.00%, 5/01/12 (a)                                    1,222        1,280,045
TXU Corp.
   Series O

   4.80%, 11/15/09 (a)                                     125          122,690
   Series P
   5.55%, 11/15/14 (a)                                   1,904        1,829,504
   Series Q
   6.50%, 11/15/24 (a)                                   1,856        1,794,771
                                                                 --------------
                                                                      8,095,238
                                                                 --------------
Publishing - 1.4%
Dex Media East LLC
   12.125%, 11/15/12 (a)                                   641          709,908
Dex Media West LLC
   Series B
   8.50%, 8/15/10 (a)                                      444          463,980
Idearc, Inc.
   8.00%, 11/15/16 (a)(b)                                1,560        1,573,650
RH Donnelley Corp.
   Series A-1
   6.875%, 1/15/13 (a)                                     705          675,037
   Series A-2
   6.875%, 1/15/13 (a)                                     748          716,210
WDAC Subsidiary Corp.
   8.375%, 12/01/14 (a)(b)                                 982        1,009,005
                                                                 --------------
                                                                      5,147,790
                                                                 --------------
Restaurants - 0.5%
Domino's, Inc.
   8.25%, 7/01/11 (a)                                      869          901,588
Sbarro, Inc.
   11.00%, 9/15/09 (a)                                     845          858,731
                                                                 --------------
                                                                      1,760,319
                                                                 --------------
Retail - 2.0%
The Bon-Ton Dept Stores, Inc.
   10.25%, 3/15/14 (a)                                   1,030        1,060,900
Burlington Coat Factory Warehouse Corp.
   11.125%, 4/15/14 (a)(b)                                 455          451,588
Central European Distribution Corp.
   8.00%, 7/31/12 (a)(b)                       EUR         216          309,302
GSC Holdings Corp.
   8.00%, 10/01/12 (a)                         US$       2,070        2,157,975
JC Penney Corp, Inc.
   7.625%, 3/01/97 (a)                                     620          679,014

Levi Strauss & Co.
   8.875%, 4/01/16 (a)                                     742          767,043
Rite Aid Corp.
   6.875%, 8/15/13 (a)                                     950          808,687
   9.25%, 6/01/13                                          870          839,550
                                                                 --------------
                                                                      7,074,059
                                                                 --------------
Service - 4.2%
Allied Waste North America, Inc.
   6.375%, 4/15/11 (a)                                   1,603        1,586,970
   Series B
   7.125%, 5/15/16 (a)                                   2,053        2,040,169
   7.375%, 4/15/14 (a)                                     620          620,775
Iron Mountain, Inc.
   6.625%, 1/01/16 (a)                                   1,110        1,057,275
Service Corp. International
   6.50%, 3/15/08 (a)                                    1,029        1,030,286
   6.75%, 4/01/16 (a)                                    1,000          982,500
   7.70%, 4/15/09 (a)                                      980        1,010,625
Sungard Data Systems, Inc.
   9.125%, 8/15/13 (a)                                   2,322        2,435,197
United Rentals North America, Inc.
   6.50%, 2/15/12 (a)                                    1,980        1,940,400
   7.00%, 2/15/14 (a)                                      285          276,450
   7.75%, 11/15/13 (a)                                   2,075        2,075,000
West Corp.
   9.50%, 10/15/14 (a)(b)                                  350          346,938
                                                                 --------------
                                                                     15,402,585
                                                                 --------------
Supermarket/Drug - 0.4%
Couche-Tard Inc.
   7.50%, 12/15/13 (a)                                   1,006        1,028,635
Stater Brothers Holdings
   8.125%, 6/15/12 (a)                                     494          498,940
                                                                 --------------
                                                                      1,527,575
                                                                 --------------
Technology - 2.3%
Amkor Technology, Inc.
   9.25%, 6/01/16 (a)                                      710          699,350
CA, Inc.
   4.75%, 12/01/09 (a)(b)                                  815          797,256
Nortel Networks Corp.
   6.875%, 9/01/23 (a)                                   1,066          890,110
Flextronics International Ltd.
   6.50%, 5/15/13 (a)                                    1,268        1,255,320
Nortel Networks Ltd.
   10.125%, 7/15/13 (a)(b)                               1,025        1,086,500
Seagate Technology Hdd Holding
   6.375%, 10/01/11 (a)                                  1,893        1,878,802
   6.80%, 10/01/16 (a)                                     953          945,853
Serena Software, Inc.
   Series WI
   10.375%, 3/15/16 (a)                                    875          927,500
                                                                 --------------
                                                                      8,480,691
                                                                 --------------

Utility - 7.2%
The AES Corp.
   7.75%, 3/01/14 (a)                                    2,430        2,575,800
   8.75%, 5/15/13 (a)(b)                                   225          240,750
   9.00%, 5/15/15 (a)(b)                                 1,080        1,159,650
Allegheny Energy Supply
   7.80%, 3/15/11 (a)                                    1,070        1,136,875
   8.25%, 4/15/12 (a)(b)                                 1,830        1,999,275
Aquila, Inc.
   14.875%, 7/01/12 (a)                                    996        1,302,270
CMS Energy Corp.
   8.50%, 4/15/11 (a)                                      835          912,238
Dynegy-Roseton Danskammer
   Series A
   7.27%, 11/08/10 (a)                                     385          390,775
   Series B
   7.67%, 11/08/16 (a)                                   1,222        1,234,220
Edison Mission Energy
   7.50%, 6/15/13 (a)                                    1,860        1,929,750
   7.75%, 6/15/16 (a)                                      695          726,275
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11 (a)                                     675          711,316
Northwest Pipeline Corp.
   8.125%, 3/01/10 (a)                                     974        1,006,873
NRG Energy, Inc.
   7.25%, 2/01/14 (a)                                      420          420,000
   7.375%, 2/01/16 - 1/15/17 (a)                         3,110        3,106,400
Southern Natural Gas Co.
   8.875%, 3/15/10 (a)                                     967        1,016,436
Tennessee Gas Pipeline Co.
   7.00%, 10/15/28 (a)                                   1,315        1,394,043
Williams Cos, Inc.
   7.625%, 7/15/19 (a)                                   2,449        2,595,940
   7.875%, 9/01/21 (a)                                   2,214        2,363,445
                                                                 --------------
                                                                     26,222,331
                                                                 --------------
Total Corporate Debt Obligations
   (cost $340,825,389)                                              344,595,902
                                                                 --------------

                                                        Shares
                                                     ---------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Sovereign REIT
   12.00% (a)(b)
(cost $904,800)                                            624          936,000
                                                                 --------------

COMMON STOCKS - 0.0%
Miscellaneous - 0.0%
Phase Metrics (i)
   (cost $904)                                          90,400              904
                                                                 --------------

                                                     Principal
                                                        Amount
                                                         (000)
                                                     ---------
SHORT-TERM INVESTMENTS - 4.4%
Time Deposit - 4.4%
State Street Euro Dollar
   4.60%, 12/01/06

(cost $16,090,000)                                      16,090       16,090,000
                                                                 --------------
Total Investments - 99.5%
   (cost $357,821,093)                                              361,622,806
Other assets less liabilities - 0.5%                                  1,650,218
                                                                 --------------
Net Assets - 100.0%                                              $  363,273,024
                                                                 ==============

FORWARD CURRENCY EXCHANGE CONTRACTS

                                     U.S. $
                       Contract     Value on    U.S. $ Value at     Unrealized
                        Amount    Origination    November 30,     Appreciation/
                        (000)         Date           2006         (Depreciation)
--------------------------------------------------------------------------------
Sale Contracts:
Euro
settling 1/29/07         1,105    $ 1,397,779     $ 1,467,420       $ (69,641)

(a) Position, or a portion thereof, has been segregated to collateralize forward exchange currency contracts. The aggregate market value of these securities amounted to $345,532,806.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the market value of these securities amounted to $94,778,874 or 26.1% of net assets.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2006.

(e) Floating Rate Security. Stated interest rate was in effect at November 30,2006.

(f)   Pay-In-Kind Payments (PIK).

(g)   Variable rate coupon, rate shown as of November 30, 2006.

(h)   Security is in default and is non-income producing.

(i)   Non-income producing security.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:
EUR             -      Euro Dollar

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT
      -----------      ----------------------

      11 (a) (1)       Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11 (a) (2)       Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 22, 2007

By:   /s/ Joseph J. Mantineo
      ----------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial Officer

Date: January 22, 2007